As filed with the Securities and Exchange Commission on April 13, 1998.
                                                      File No. 33-83652


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 5
                                  TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                 FORM N-8B-2


A.    Exact name of trust:  Separate Account Five


B.    Name of depositor:  Hartford Life and Annuity Insurance Company


C.    Complete address of depositor's principal executive offices:


      P.O. Box 2999
      Hartford, CT  06104-2999


D.    Name and complete address of agent for service:


      Marianne O'Doherty, Esq.
      Hartford Life Insurance Companies
      P.O. Box 2999
      Hartford, CT  06104-2999


      It is proposed that this filing will become effective:


                  immediately upon filing pursuant to paragraph (b) of Rule 485
       -----
         X        on May 1, 1998 pursuant to paragraph (b) of Rule 485
       -----
                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       -----
                  on May 1, 1998 pursuant to paragraph (a)(1) of Rule 485
       -----
                  this post-effective amendment designates a new effective date
       -----      for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.


F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.    Amount of filing fee:  Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B AND PROSPECTUS

Item No. of
Form N-8B-2             CAPTION IN PROSPECTUS
-----------             ---------------------


      1.                Cover page

      2.                Cover page

      3.                Not applicable


      4.                Hartford Life and Annuity Insurance Company;
                        Distribution of the Policies

      5.                Summary - The Separate Account; The Separate Account -
                        General

      6.                The Separate Account - General

      7.                Not required by Form S-6

      8.                Not required by Form S-6


      9.                Legal Proceedings


      10. Summary; The Separate Account - Portfolios; The Policy-Application for a Policy; Policy Benefits and Rights; Other Matters - Voting Rights, Dividends

      11.               Summary; The Separate Account - Portfolios

      12.               Summary;  The Separate Account - Portfolios

      13.               Deductions and Charges; Distribution of the Policies;
                        Federal Tax Considerations

      14.               The Policy - Application for a Policy

      15.               The Policy - Allocation of Premium

      16.               The Separate Account - Portfolios; The Policy -
                        Allocation of Premium

      17. Summary; Policy Benefits and Rights - Account Value and Amount Payable on Surrender of the Policy, Cancellation and Examine Rights

Item no. of
Form N-8B-2             CAPTION IN PROSPECTUS
-----------             ---------------------

      18. The Separate Account - Portfolios; Deduction and Charges; Federal Tax Considerations

      19.               Other Matters - Statement to Policy Owners


      20.               Not applicable


      21.               Policy Benefits and Rights - Policy Loans


      22.               Not applicable

      23.               Safekeeping of Separate Account Assets


      24.               Other Matters - Assignment

      25.               Hartford Life and Annuity Insurance Company


      26.               Not applicable


      27.               Hartford Life and Annuity Insurance Company

      28.               Hartford Life and Annuity Insurance Company

      29.               Hartford Life and Annuity Insurance Company


      30.               Not applicable

      31.               Not applicable

      32.               Not applicable

      33.               Not applicable

      34.               Not applicable


      35.               Distribution of Policies

      36.               Not required by Form S-6


      37.               Not applicable


      38.               Distribution of the Policies

Item no. of
Form N-8B-2             CAPTION IN PROSPECTUS
-----------             ---------------------

      39.               Hartford Life and Annuity Insurance Company;
                        Distribution of the Policies


      40.               Not applicable


      41.               Hartford Life and Annuity Insurance Company;
                        Distribution of the Policies


      42.               Not applicable

      43.               Not applicable


      44.               The Policy - Allocation of Premium


      45.               Not applicable


      46.               Policy Benefits and Rights - Account Value

      47.               The Separate Account - Portfolio

      48.               Cover Page; Hartford Life and Annuity Insurance Company


      49.               Not applicable


      50.               The Separate Account - General

      51.               Summary; Hartford Life and Annuity Insurance Company;
                        The Policy; Policy Benefits and Rights; Other Matters - Beneficiary

      52.               The Separate Account - Portfolios, Investment Adviser


      53.               Federal Tax Considerations

      54.               Not applicable

      55.               Not applicable


      56.               Not required by Form S-6

      57.               Not required by Form S-6

      58.               Not required by Form S-6

      59.               Not required by Form S-6

                                                                               1
                                     PART I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
PUTNAM HARTFORD CAPITAL MANAGER VARIABLE LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

P. O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE (800) 231-5453

This Prospectus describes Putnam Hartford Capital Manager Variable Life, a modified single premium variable life insurance policy ("Policy" or "Policies") offered by Hartford Life and Annuity Insurance Company ("Hartford") to applicants age 90 and under. The Policy lets the Policy Owner pay a single premium and, subject to restrictions, additional premiums.

The Policy is a modified endowment policy for federal income tax purposes, except in certain cases described under "Federal Tax Considerations," page 40. A LOAN, DISTRIBUTION OR OTHER AMOUNT RECEIVED FROM A MODIFIED ENDOWMENT POLICY DURING THE LIFE OF THE INSURED WILL BE TAXED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE POLICY. ANY AMOUNTS THAT ARE TAXABLE WITHDRAWALS WILL BE SUBJECT TO A 10% ADDITIONAL TAX, WITH CERTAIN EXCEPTIONS.

Generally, the minimum initial premium Hartford will accept is $10,000. The initial premium will be allocated to the Putnam Money Market Sub-Account.
After the right to cancel period has expired, the amount so allocated will be transferred to the Funds specified in the Policy Owner's application. The following underlying investment portfolios ("Funds") of Class IA shares of Putnam Variable Trust are available under the Policies: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund.

There is no guaranteed minimum Account Value for a Policy. The Account Value of a Policy will vary up or down to reflect the investment experience of the Funds to which premiums have been allocated. The Policy Owner bears the investment risk for all amounts so allocated. The Policy continues in effect while the Cash Surrender Value is sufficient to pay the monthly charges under the Policy ("Deduction Amount"). The Policy may terminate if the Cash Surrender Value is insufficient to cover a Deduction Amount and, after expiration of a specified period, no additional premium payments are made.

The Policies provide for a Face Amount, which is the minimum death benefit under a Policy. The Death Benefit may be greater than the Face Amount. The Account Value will, and under certain circumstances the Death Benefit of the Policy may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. However, while the Policy is in force, the Death Benefit will never be less than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy.


IT MAY NOT BE ADVANTAGEOUS TO PURCHASE VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A VARIABLE LIFE INSURANCE CONTRACT.

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


THE PRODUCTS DESCRIBED HEREIN ARE NOT DEPOSITS OF, OR GUARANTEED BY ANY BANK, NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The date of this Prospectus is May 1, 1998.

                                                                               4
                               TABLE OF CONTENTS

                                                                          PAGE

SPECIAL TERMS ........................................................ 6

SUMMARY .............................................................. 8

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ..........................12

THE SEPARATE ACCOUNT .................................................13

      General ........................................................13

      Funds ..........................................................13

      Investment Adviser .............................................16

THE POLICY ...........................................................17

      Application for a Policy .......................................17

      Premiums .......................................................17

      Allocation of Premiums .........................................18

      Accumulation Unit Values .......................................18

DEDUCTIONS AND CHARGES ...............................................19

      Monthly Deductions .............................................19

      Annual Maintenance Fee .........................................21

      Taxes Charged against the Separate Account .....................21

      Charges Against the Funds ......................................21

      Contingent Deferred Sales Charge ...............................21

      Premium Tax Charge .............................................22

POLICY BENEFITS AND RIGHTS ...........................................22

      Death Benefit ..................................................22

      Account Value ..................................................23

      Transfer of Account Value ......................................23

      Policy Loans ...................................................24

      Amount Payable on Surrender of the Policy ......................25

      Partial Withdrawals ............................................25

      Benefits at Maturity ...........................................26

      Lapse and Reinstatement ........................................26

      Cancellation and Exchange Rights ...............................26

      Suspension of Valuation, Payments and Transfers ................27

LAST SURVIVOR POLICIES ...............................................27

OTHER MATTERS ........................................................28

      Voting Rights ..................................................28

      Statements to Policy Owners ....................................28

      Limit on Right to Contest ......................................29

      Misstatement as to Age and Sex .................................29

      Payment Options ................................................29

      Beneficiary ....................................................31

      Assignment .....................................................32

                                                                               5
      Dividends ......................................................32

EXECUTIVE OFFICERS AND DIRECTORS .....................................33

DISTRIBUTION OF THE POLICIES .........................................39

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS .........................39

FEDERAL TAX CONSIDERATIONS ...........................................40

      General ........................................................40

      Taxation of Hartford and the Separate Account ..................40

      Income Taxation of Policy Benefits .............................40

      Last Survivor Policies .........................................41

      Modified Endowment Policies ....................................41

      Estate and Generation Skipping Taxes ...........................42

      Diversification Requirements ...................................42

      Ownership of the Assets in the Separate Account ................43

      Life Insurance Purchased for Use in Split Dollar Arrangements ..43

      Federal Income Tax Withholding .................................44

      Non-Individual Ownership of Policies ...........................44

      Other ..........................................................44

      Life Insurance Purchases by Nonresident Aliens and Foreign
      Corporations ...................................................44

LEGAL PROCEEDINGS ....................................................45

LEGAL MATTERS ........................................................45

EXPERTS ..............................................................45

REGISTRATION STATEMENT ...............................................45

APPENDIX A -- ILLUSTRATION OF BENEFITS ...............................46

      THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

                                 SPECIAL TERMS


As used in this Prospectus, the following terms have the indicated meanings:


ACCOUNT VALUE: The current value of Accumulation Units plus the value of the Loan Account under the Policy.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

ADMINISTRATIVE OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial withdrawal that is not subject to the contingent deferred sales charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of cumulative earnings (Account Value less premiums paid).

CASH VALUE: The Account Value less any contingent deferred sales charges and premium tax charge due upon surrender.

CASH SURRENDER VALUE: The Cash Value less all Indebtedness.

CODE: The Internal Revenue Code of 1986, as amended.



COVERAGE AMOUNT: The Death Benefit less the Account Value.


DEATH BENEFIT: The greater of (1) the Face Amount specified in the Policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the Policy.


DEATH PROCEEDS: The amount that Hartford will pay on the death of the Insured. This equals the Death Benefit less any Indebtedness.


DEDUCTION AMOUNT: A deduction on the Policy Date and on each Monthly Activity Date for the cost of insurance, a tax expense charge, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the initial Face Amount is the amount shown on the Policy's Specifications page. Thereafter, the Face Amount is reduced by any partial withdrawals.

FUNDS: Currently, the portfolios of Putnam Variable Trust described on page 8 of this Prospectus.


GUIDELINE SINGLE PREMIUM: The "Guideline Single Premium" as defined in Section 7702 of the Code.

INDEBTEDNESS: All monies owed to Hartford by the Policy Owner. These monies include all outstanding loans on the Policy, including any interest due or accrued Deduction Amount or annual maintenance fee.

INSURED: The person on whose life the Policy is issued.

LOAN ACCOUNT: An account in Hartford's General Account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest of 4% per annum that is not based on the investment experience of the Separate Account. (For Policies purchased in New York, see Appendix A, page 46).

MONTHLY ACTIVITY DATE: The day of each month on which the Deduction Amount is deducted from the Account Value of the Policy. Monthly Activity Dates occur on the same day of the month as the Policy Date.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: A date not later than three business days after receipt of the initial premium at the Hartford's Administrative Office.

POLICY OWNER: The person having rights to benefits under the Policy during the lifetime of the Insured; the Policy Owner may or may not be the Insured.

POLICY YEARS: Annual periods computed from the Policy Date.

SEPARATE ACCOUNT: Separate Account Five, an account established by Hartford to separate the assets funding the Policies from other assets of Hartford.

SUB-ACCOUNT: The subdivisions of the Separate Account used to allocate a Policy Owner's Account Value, less Indebtedness, among the Funds. Trust: Putnam Variable Trust.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.

                                                                               8
                                     SUMMARY

THE POLICY

The Policies are life insurance contracts with death benefits, cash values, and other traditional life insurance features. The Policies are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will, and the Death Benefit may, increase or decrease based on the investment experience of the Funds to which premiums have been allocated. The Policies are credited with units ("Accumulation Units") to calculate cash values. The Policy Owner may transfer the cash values among the Funds.

The Policies can be issued on a single life or "last survivor" basis. For a discussion of how last survivor Policies operate differently from single life Policies, see "Last Survivor Policies," page 41.


THE SEPARATE ACCOUNT AND THE FUNDS


Separate Account Five ("Separate Account") funds the variable life insurance Policies offered by this Prospectus. Hartford established the Separate Account pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940. The Policies currently offer 20 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund. If an initial premium is submitted with an application for a Policy, it will be allocated, within three business days of receipt at Hartford's Administrative Office, to the Putnam Money Market Sub-Account. After the expiration of the Right to Cancel Period, the values in the Putnam Money Market Sub-Account will be allocated to one or more of the Funds, as specified in the Policy Owner's application. See "The Policy -- Allocation of Premiums," page 18.

Currently, the Funds of Putnam Variable Trust available under the Policies are:
Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund. Applicants should read the Funds prospectus accompanying this Prospectus in connection with the purchase of a Policy. The investment objectives of the Funds are as set forth in "The Separate Account," page 13.

The following table shows annual fund operating expenses:

                         ANNUAL FUND OPERATING EXPENSES
                         (as a percentage of net assets)

-------------------------------------------------------------------------------------------------------
                                                                             OTHER
                                                          MANAGEMENT        EXPENSES
                                                             FEES         (ABSENT ANY      TOTAL FUND
                                                        (ABSENT ANY FEE     EXPENSE         OPERATING
                                                           WAIVERS)       REIMBURSEMENT)   EXPENSES (1)
                                                           --------       --------------   ------------
-------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                           0.80%           0.27%             1.07%
-------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                            0.69%           0.11%             0.80%
-------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston (2)               0.65%           0.36%             1.01%
-------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                       0.66%           0.11%             0.77%
-------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                                 0.60%           0.15%             0.75%
-------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                             0.47%           0.04%             0.51%
-------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund (2)                           0.70%           0.34%             1.04%
-------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                                    0.66%           0.06%             0.72%
-------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund (2)                      0.80%           0.47%             1.27%
-------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund               0.80%           0.32%             1.12%
-------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund (2)           1.20%           0.68%             1.88%
-------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund (2)                                 0.65%           0.33%             0.98%
-------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                                  0.45%           0.09%             0.54%
-------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                             0.58%           0.05%             0.63%
-------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                                     0.70%           0.15%             0.85%
-------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)                     0.70%           0.34%             1.04%
-------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund         0.61%           0.08%             0.69%
-------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund                   0.67%           0.07%             0.74%
-------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                         0.65%           0.22%             0.87%
-------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                       0.54%           0.05%             0.59%
-------------------------------------------------------------------------------------------------------

(1) Management Fees generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. Other Expenses are expenses (other than Management Fees) which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Trust prospectus.

(2) The Management Fees and Other Expenses shown in the table above do not reflect an expense limitation. After an expense limitation, Management Fees, Other Expenses and Total Fund Operating Expenses would have been:

                                                                                         TOTAL FUND
                                                     MANAGEMENT FEES  OTHER EXPENSES  OPERATING EXPENSES
                                                     ---------------  --------------  ------------------
Putnam VT The George                                       0.49%           0.36%             0.85%
Putnam Fund of Boston*
Putnam VT Health                                           0.56%           0.34%             0.90%
Sciences Fund*
Putnam VT International                                    0.73%           0.47%             1.20%
Growth Fund
Putnam VT International                                    0.92%           0.68%             1.60%
New Opportunities Fund
Putnam VT Investors                                        0.52%           0.33%             0.85%
Fund*
Putnam VT OTC &                                            0.56%           0.34%             0.90%
Emerging Growth Fund*

*Estimated Management Fees, Other Expenses, and Total Fund Operating Expenses.

PREMIUMS

The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between the ages of 35 and 80 who pay an initial premium of 100% of the Guideline Single Premium are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Policy Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 35 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.


DEDUCTIONS AND CHARGES


On the Policy Date and on each Monthly Activity Date, Hartford will deduct a Deduction Amount from the Account Value. The Deduction Amount will be made pro rata respecting each Sub-Account attributable to the Policy. The Deduction Amount includes a cost of insurance charge, tax expense charge, administrative charge and a mortality and expense risk charge. The monthly cost of insurance charge is to cover Hartford's anticipated mortality costs. In addition, Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Policy Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under
Section 848 of the Code. The tax expense charge includes a premium tax deduction of 0.25% and Section 848 costs of 0.15%. The premium tax deduction represents an average premium tax of 2.5% of premiums over ten years. Hartford will deduct from the Account Value attributable to the Separate Account a monthly administrative charge equal to an annual rate of 0.40%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies. Hartford will also deduct from the Account Value attributable to the Separate Account a monthly charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date the Policy may lapse. See "Deductions and Charges -- Monthly Deductions," page 10, and "Policy Benefits and Rights -- Lapse and Reinstatement," page 26.

If the Account Value on a Policy Anniversary is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. See "Deductions and Charges--Annual Maintenance Fee," page 21.

Hartford may set up a provision for income taxes against the assets of the Separate Account. See "Deductions and Charges -- Taxes Charged Against the Separate Account," page 21, and "Federal Tax Considerations," page 40.


Applicants should review the Funds prospectuses accompanying this Prospectus for a description of the charges assessed against the assets of the Funds.


Upon surrender of the Policy and partial withdrawals in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy Years 6 through 7, this charge is 4%. In Policy Years 8 through 9, this charge is 2%. After the ninth Policy Year, there is no charge. The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses. See "Deductions and Charges--Contingent Deferred Sales Charge," page 21.

During the first nine Policy Years, an additional premium tax charge will be imposed on surrender or partial withdrawals. See "Deductions and Charges--Premium Tax Charges," page 22.

For a discussion of the tax consequences of surrender of the Policy or a partial withdrawal, see "Federal Tax Considerations," page 40.


DEATH BENEFIT


The Policies provide for a Face Amount which is the minimum Death Benefit under the Policy. The Death Benefit may be greater than the Face Amount. At the death of the Insured, Hartford will pay the Death Proceeds to the beneficiary. The Death Proceeds equal the Death Benefit less any Indebtedness under the Policy. See "Policy Benefits and Rights--Death Benefit," page 22.


ACCOUNT VALUE


The Account Value will increase or decrease to reflect the investment experience of the Funds applicable to the Policy and deductions for the monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. See "Policy Benefits and Rights--Account Value," page 23.

POLICY LOANS

A Policy Owner may obtain one or both of two types of cash loans from Hartford. Both types of loans are secured by the Policy. At the time a loan is requested, the aggregate amount of all loans (including the currently applied for loan) may not exceed 90% of Cash Value. See "Policy Benefits and Rights--Policy Loans," page 24.


LAPSE


Under certain circumstances a Policy may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. Hartford will give written notice to the Policy Owner and a 61-day grace period during which additional amounts may be paid to continue the Policy. See "Policy Benefits and Rights--Policy Loans," page 24, and "Lapse and Reinstatement," page 26.


CANCELLATION AND EXCHANGE RIGHTS


An applicant has a limited right to return his or her Policy for cancellation. If the applicant returns the Policy, by mail or hand delivery, to Hartford or to the agent who sold the Policy, to be canceled within ten days after receipt of the Policy by the applicant (in certain cases, this free-look period is longer), Hartford will return to the applicant within seven days thereafter the greater of the premiums paid for the Policy or the sum of (1) the Account Value on the date the returned Policy is received by Hartford or its agent and (2) any deductions under Policy or by the Funds for taxes, charges or fees.

In addition, once the Policy is in effect it may be exchanged during the first 24 months after its issuance for a permanent life insurance policy on the life of the Insured without submitting proof of insurability. See "Policy Benefits and Rights--Cancellation and Exchange Rights," page 26.


TAX CONSEQUENCES


The current federal tax law generally excludes all death benefit payments from the gross income of the Policy beneficiary. The Policies generally will be treated as modified endowment contracts. This status does not affect the Policies' classification as life insurance, nor does it affect the exclusion of death benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment policy are taxed to the extent of accumulated income in the Policy (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page 40.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. Effective on January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

THE SEPARATE ACCOUNT


GENERAL


Separate Account Five ("Separate Account") is a separate account of Hartford established on August 17, 1994 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account meets the definition of "separate account" under federal securities law. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.


FUNDS


The underlying investment for the Policies are shares of Putnam Variable
Trust, an open-end series investment company with multiple portfolios ("Funds"). The assets of each Sub-Account of the Separate Account are invested exclusively in one of the Funds. The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional funds with differing investment objectives. All Funds may not be available in all states. There is no assurance that any of the Funds will achieve its stated objectives.

PUTNAM VT ASIA PACIFIC GROWTH FUND
Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.

PUTNAM VT DIVERSIFIED INCOME FUND
Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a

High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.


PUTNAM VT GLOBAL ASSET ALLOCATION FUND
Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND
Seeks capital appreciation through a globally diversified portfolio of common stocks.

PUTNAM VT GROWTH AND INCOME FUND
Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.


PUTNAM VT HEALTH SCIENCES FUND
Seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries.


PUTNAM VT HIGH YIELD FUND
Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT INTERNATIONAL GROWTH FUND
Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.


PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND
Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, covertible bonds and other equity securities principally traded in securities markets outside the United States.

PUTNAM VT INVESTORS FUND

Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

PUTNAM VT MONEY MARKET FUND
Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.


PUTNAM VT NEW OPPORTUNITIES FUND
Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND

Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

PUTNAM VT OTC & EMERGING GROWTH FUND

Seeks capital appreciation by investing primarily in common stocks that Putnam Management, believes have potential for capital appreciation significantly greater than that of the market averages.


PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND

Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.


PUTNAM VT UTILITIES GROWTH AND INCOME FUND
Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

PUTNAM VT VISTA FUND

Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.


PUTNAM VT VOYAGER FUND
Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.


Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

The Funds are available only to serve as the underlying investment for variable annuity and variable life contracts. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation are contained in the accompanying Fund prospectus, which should be read in conjunction with this Prospectus before investing, and in the Funds Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.

It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity policy owners or to variable life insurance policyowners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such Policy Owners and policyowners and to determine what action, if any, should be taken in response thereto. If the Fund's Board of Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Policy holders would not bear any expenses attendant upon establishment of such separate funds.


INVESTMENT ADVISER


Putnam Investment Management, Inc. ("Putnam Management"), One Post Office Square, Boston, MA 02109, serves as the investment manager for the Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Subject to the general oversight of the Trust's Board of Trustees, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Funds prospectuses for a more complete description of Putnam Management and the respective fees of the Funds.


THE POLICY

APPLICATION FOR A POLICY

Individuals wishing to purchase a Policy must submit an application to Hartford. A Policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules, and Hartford reserves the right to reject an application for any reason. IF AN APPLICATION FOR A CONTRACT IS REJECTED, THEN YOUR INITIAL PREMIUM WILL BE RETURNED ALONG WITH AN ADDITIONAL AMOUNT FOR INTEREST, BASED ON THE CURRENT RATE BEING CREDITED BY HARTFORD. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

The Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and received the initial premium. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Date, Policy Months and Policy Years. The Policy Date may be prior to, or the same as, the date the Policy is issued ("Issue Date").

If the Coverage Amount is over the current limits established by Hartford, the initial payment will not be accepted with the application. In other cases where Hartford receives the initial payment with the application, Hartford will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, on Policy delivery Hartford will require a sufficient payment to place the insurance in force.


PREMIUMS


The Policy permits the Policy Owner to pay a large single premium and, subject to restrictions, additional premiums. The Policy Owner may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount). Under current underwriting rules, which are subject to change, applicants between ages 35 and 80 who pay an initial premium of 100% of the Guideline Single Premium (subject to then current premium limits) are eligible for simplified underwriting without a medical examination if they meet simplified underwriting standards as evidenced in their responses in the application. For Policy Owners who pay an initial premium of 80% or 90% of the Guideline Single Premium or who are below age 35 or above age 80, standard underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines. Additional premiums are allowed if they do not cause the Policy to fail to meet the definition of a life insurance policy under Section 7702 of the Code. Hartford may require evidence of insurability for any additional premiums which increase the Coverage Amount. Generally, the minimum initial premium Hartford will accept is $10,000. Hartford may accept less than $10,000 under certain circumstances. No premium will be accepted which does not meet the tax qualification guidelines for life insurance under the Code.


ALLOCATION OF PREMIUMS


Within three business days of receipt of a completed application and the initial premium at Hartford's Administrative Office, Hartford will allocate the entire premium to the Putnam Money Market Sub-Account. After the expiration of the right to cancel period, the Account Value in the Putnam Money Market Sub-Account will be allocated among the Funds, in whole percentages, to purchase Accumulation Units in the applicable Sub-Accounts as the Policy Owner directs in the application. Premiums received on or after the expiration of the right to cancel period will be allocated among the Sub-Accounts to purchase Accumulation Units in such Sub-Accounts as directed by the Policy Owner or, in the absence of directions, as specified in the original application. The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to the Putnam Money Market Sub-Account) is determined first by multiplying the premium by the percentage to be allocated to each Fund to determine the portion to be invested in the Sub-Account. Each portion to be invested in each Sub-Account is then divided by the Accumulation Unit Value of that particular Sub-Account next computed after receipt of the payment.


ACCUMULATION UNIT VALUES


The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit Value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share dividends or capital gains by that Fund if the ex dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. Applicants should refer to the Funds prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since such determination has a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a Policy. See also, "Policy Benefits and Rights -- Account Value," page 23.

All valuations in connection with a Policy, e.g., with respect to determining Account Value and

Cash Surrender Value and in connection with Policy loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium, other than the initial premium, will be made on the date the request or payment is received by Hartford at its Administrative Office if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

DEDUCTIONS AND CHARGES


MONTHLY DEDUCTIONS


On the Policy Date, and on each Monthly Activity Date after the Policy Date, Hartford will deduct an amount ("Deduction Amount") to cover charges and expenses incurred in connection with a Policy. Each monthly Deduction Amount will be deducted pro rata from each Sub-Account attributable to the Policy such that the proportion of Account Value of the Policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the Policy may lapse. See "Policy Benefits and Rights -- Lapse and Reinstatement," page 26. The following is a summary of the monthly deductions and charges which constitute the Deduction Amount:

COST OF INSURANCE CHARGE: The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. This charge is a guaranteed maximum monthly rate multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday). (Unisex rates may be required in some states.) A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the table. Substandard risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the insured's substandard rating.

The Coverage Amount is first set on the Policy Date and then on each Monthly Activity Date. On such days, it is the Face Amount less the Account Value subject to a Minimum Coverage Amount. The Coverage Amount remains level between the Monthly Activity Dates.

The Coverage Amount may be adjusted to continue to qualify the Policies as life insurance contracts under the current federal tax law. Under that law, the Minimum Coverage Amount is a stated percentage of the Account Value of the Policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.


EXAMPLE:


      Face Amount                                                   $100,000

      Account Value on the Monthly Activity Date                     $30,000
      Insured's attained age                                              40
      Minimum Coverage Amount percentage for age 40                      150%


On the Monthly Activity Date, the Coverage Amount is $70,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($30,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $45,000 (150% of $30,000). Since $45,000 is less than the Face Amount less the Account Value ($70,000), no adjustment is necessary. Therefore, the Coverage Amount will be $70,000.


Assume that the Account Value in the above example was $50,000. The Minimum Coverage Amount would be $75,000 (150% of $50,000). Since this is greater than the Face Amount less the Account Value ($50,000), the Coverage Amount for the Policy Month is $75,000. (For an explanation of the Death Benefit, see "Policy Benefits and Rights," page 22.)

Because the Account Value and, as a result, the Coverage Amount under a Policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

TAX EXPENSE CHARGE: Hartford will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Policy
Years. This charge compensates Hartford for premium taxes imposed by various states and local jurisdictions and for the cost of capitalization of certain policy acquisition expenses under Section 848 of the Code. The charge includes a premium tax deduction of 0.25% and Section 848 costs of 0.15%. The 0.25% premium tax deduction over ten Policy Years approximates Hartford's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, Hartford does not expect to make a profit from this deduction. The 0.15% charge helps reimburse Hartford for approximate expenses incurred from federal taxes under Section 848 of the Code. The federal tax deduction is a factor Hartford must use when computing the maximum sales load chargeable under Securities and Exchange Commission rules.

ADMINISTRATIVE CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account an administrative charge equal to an annual rate of 0.40%. This charge compensates Hartford for administrative expenses incurred in the administration of the Separate Account and the Policies.

MORTALITY AND EXPENSE RISK CHARGE: Hartford will deduct monthly from the Account Value attributable to the Separate Account a charge equal to an annual rate of 0.90% for the mortality risks and expense risks Hartford assumes in relation to the variable portion of the Policies. The mortality risk assumed is that the cost of insurance charges specified in the Policy will be insufficient to meet claims. Hartford also assumes a risk that the Face Amount (the minimum Death Benefit) will exceed the Coverage Amount on the date of death plus the Account Value on the date

Hartford receives written notice of death. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy. Hartford may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost it incurs in distributing the Policies and the proceeds of the contingent deferred sales charge. The mortality and expense risk charge is deducted while the Policy is in force, including the duration of a payment option.


ANNUAL MAINTENANCE FEE


If the Account Value on a Policy Anniversary is less than $50,000, Hartford will deduct on such date an annual maintenance fee of $30. This fee will help reimburse Hartford for administrative and maintenance costs of the Policies. The sum of the monthly administrative charges and the annual maintenance fee will not exceed the cost Hartford incurs in providing administrative services under the Policies.


TAXES CHARGED AGAINST THE SEPARATE ACCOUNT

Currently, no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. Hartford may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds prospectuses accompanying this Prospectus.

CONTINGENT DEFERRED SALES CHARGE


Upon surrender of the Policy and partial withdrawals in excess of the Annual Withdrawal Amount, a contingent deferred sales charge may be assessed. In Policy Years 1 through 3, this charge is 7.5% of surrendered Account Value attributable to premiums paid. In Policy Years 4 through 5, this charge is 6%. In Policy Years 6 through 7, this charge is 4%. In Policy Years 8 through 9, this charge is 2%. After the ninth Policy Year, there is no charge.

In determining the contingent deferred sales charge and the additional premium tax charge discussed below, any surrender or partial withdrawal during the first ten Policy Years will be deemed first from premium payments and then from earnings. If an amount equal to all premiums paid has been withdrawn, no charge will be assessed on a withdrawal of the remaining Account Value.

The contingent deferred sales charge is imposed to cover a portion of the sales expense incurred by Hartford in distributing the Policies. This expense includes agents commissions, advertising and the printing of prospectuses.

See "Policy Benefits and Rights--Amount Payable on Surrender of the Policy," page 25.


PREMIUM TAX CHARGE


During the first nine Policy Years, an additional premium tax charge will be imposed on surrender or partial withdrawals. The additional premium tax charge is shown below, as a percent of Account Value, at the end of each Policy Year:

                  POLICY
                   YEAR    RATE
                   ----    ----

                    1     2.25%

                    2     2.00%

                    3     1.75%

                    4     1.50%

                    5     1.25%

                    6     1.00%

                    7     0.75%

                    8     0.50%

                    9     0.25%

                   10+    0.00%

After the ninth Policy Year, no additional premium tax charge will be imposed.

POLICY BENEFITS AND RIGHTS


DEATH BENEFIT


While in force, the Policy provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Policy dies. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding. The Death Benefit equals the greater of (1) the Face Amount or (2) the Account Value multiplied by a specified percentage. The percentages vary according to the attained age of the Insured and are specified in the Policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit, but never below the Face Amount.

EXAMPLES:

                                                 A              B
                                                 -              -
Face Amount                                  $100,000       $100,000

Insured's Age                                      40             40

Account Value on Date of Death                 46,500         34,000


Specified Percentage                              250%          250%


In Example A, the Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding loans, constitutes the Death Proceeds which Hartford would pay to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


All or part of the Death Proceeds may be paid in cash or applied under a "Payment Option." See "Other Matters--Payment Options," page 29.


ACCOUNT VALUE


The Account Value of a Policy will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account and the monthly Deduction Amounts. There is no minimum guaranteed Account Value.

The Account Value of a particular Policy is related to the net asset value of the Funds to which premiums on the Policy have been allocated. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units credited to the Policy in each Sub-Account as of the Valuation Day by the Accumulation Unit Value of that Sub-Account, and then summing the result for all the Sub-Accounts credited to the Policy and the value of the Loan Account. See "The Policy -- Accumulation Unit Values," page 18.


TRANSFER OF ACCOUNT VALUE


While the Policy remains in effect and subject to Hartford's transfer rules then in effect, the Policy Owner may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. Hartford reserves the right to restrict the number of such transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time. Transfers may be made by written request or by calling toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requiring callers to provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.

It is the responsibility of the Policy Owner to verify the accuracy of all confirmations of transfers and to promptly advise Hartford of any inaccuracies within 30 days of receipt of the confirmation. Hartford will send the Policy Owner confirmation of the transfer within five days from the date of any instruction.

Hartford may modify the right to reallocate Account Value among the Sub-Accounts if Hartford determines, in its sole discretion, that the exercise of that right by one or more Policy Owners is, or would be, to the disadvantage of other Policy Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts, and could include, but not be limited to, the requirement of a minimum period between each transfer, not accepting transfer requests of an agent acting under the power of attorney on behalf of more than one Policy Owner, or limiting the dollar amount that may be transferred among the Sub-Accounts at one time. These restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that Hartford considers to be disadvantageous to other Policy Owners.

As a result of a transfer, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request. The number of Accumulation Units credited to the Sub-Account to which the transfer is made will be increased by the number obtained by dividing the amount transferred by the Accumulation Unit Value of that Sub-Account on the Valuation Day Hartford receives the transfer request.

POLICY LOANS

While the Policy is in effect, a Policy Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from Hartford. Both types of loans are secured by the Policy. The aggregate loans (including the currently applied for loan) may not exceed at the time a loan is requested 90% of the Cash Value.

The loan amount will be transferred pro rata from each Sub-Account attributable to the Policy (unless the Policy Owner specifies otherwise) to the Loan Account. The amounts allocated to the Loan Account will earn interest at a rate of 4% per annum (6% for "Preferred Loans"). The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the Policy is considered a "Preferred Loan." For exchanges which take place according to IRC Section 1035(a) that have an outstanding loan at the time of transfer, the difference between the Account Value and the total of all premiums paid under the Policy is considered a Preferred Loan. The loan interest rate that Hartford will charge on all loans is 6% per annum. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date. Before advancing the loan amount Hartford may withhold an amount sufficient to pay interest on total loans to the end of the Policy Year and any monthly Deduction Amounts due on or before the next Policy Anniversary. The proceeds of a loan will be delivered to the Policy Owner within seven business days of Hartford's receipt of the loan request.

If the aggregate outstanding loan(s) secured by the Policy exceeds the Account Value of the Policy less any contingent deferred sales charges and due and unpaid Deduction Amount, Hartford will give written notice to the Policy Owner that unless Hartford receives an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Policy, the Policy may lapse.

All or any part of any loan secured by a Policy may be repaid while the Policy is still in effect. When loan repayments or interest payments are made, they will be allocated among the Sub-Account(s) in the same percentage as premiums are allocated (unless the Policy Owner requests a different allocation) and an amount equal to the payment will be deducted from the Loan Account. Any outstanding loan at the end of a grace period must be repaid before the Policy will be reinstated. See "Policy Benefits and Rights--Lapse and Reinstatement," page 26.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the annual interest rate for amounts held in the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY

While the Policy is in effect, a Policy Owner may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Policy. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the day Hartford receives the Policy Owner's written request or the date requested by the Policy Owner whichever is later. The Cash Surrender Value equals the Account Value, less any contingent deferred sales charges and additional premium tax charge, and all Indebtedness. Hartford will pay the Cash Surrender Value of the Policy within seven days of receipt by Hartford of the written request or on the effective surrender date requested by the Policy Owner, whichever is later. The Policy will terminate on the date of receipt of the written request or the date the Policy Owner requests the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Policy, see "Federal Tax Considerations," page 40.

If the Policy Owner chooses to apply the surrender proceeds to a payment option (see "Other Matters--Payment Options," page 29), the contingent deferred sales charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the contingent deferred sales charge. However, the additional premium tax charge, if applicable, will be deducted from the surrender proceeds to be applied, and amounts withdrawn from Option 1, Option 5 or Option 6 will be subject to the contingent deferred sales charge, if applicable.


PARTIAL WITHDRAWALS

While the Policy is in effect, a Policy Owner may elect, by written request, to make partial withdrawals from the Cash Surrender Value. The Cash Surrender Value, after partial withdrawal, must at least equal Hartford's minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial withdrawal will be deducted pro rata from each Sub-Account, unless the Policy Owner instructs otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial withdrawal. Partial withdrawals in excess of the Annual Withdrawal Amount will be subject to the contingent deferred sales charge and any additional premium tax charges. See "Deductions and Charges--Contingent Deferred Sales Charge--Premium Tax Charge," page 21. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Considerations," page 40.


BENEFITS AT MATURITY


If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the Policy to Hartford, Hartford will pay to the Policy Owner the Cash Surrender Value. In such case, the Policy will terminate and Hartford will have no further obligations under the Policy. (The Maturity Date may be extended by rider where approved, but see "Income Taxation of Policy Benefits," page 40.)


LAPSE AND REINSTATEMENT


The Policy will remain in effect until the Cash Surrender Value is insufficient to cover a Deduction Amount due on a Monthly Activity Date. Hartford will notify the Policy Owner of the deficiency in writing and will provide a 61-day period ("Grace Period") to pay an amount sufficient to cover the Deduction Amount(s) due. The notice will indicate the amount that must be paid.

The Policy will continue through the grace period, but if no payment is forthcoming it will terminate at the end of the grace period. If the person insured under the Policy dies during the grace period, the Death Proceeds payable under the Policy will be reduced by the Deduction Amount(s) due and unpaid. See "Policy Benefits and Rights--Death Benefit," page 22.

If the Policy lapses, the Policy Owner may apply for reinstatement of the Policy by payment of the reinstatement premium (and any applicable charges) shown in the Policy. A request for reinstatement may be made within five years of lapse. If a loan was outstanding at the time of lapse, Hartford will require repayment of the loan before permitting reinstatement. In addition, Hartford reserves the right to require evidence of insurability satisfactory to Hartford.


CANCELLATION AND EXCHANGE RIGHTS


An applicant has a limited right to return a Policy for cancellation. If the Policy is returned, by mail or personal delivery to Hartford or to the agent who sold the Policy, to be canceled within ten days after receipt of the Policy by the Policy Owner (a longer free-look period is provided in certain cases), Hartford will return to the applicant within seven days the greater of premiums paid for the Policy or the sum of (1) the Account Value on the date the returned

Policy is received by Hartford or its agent and (2) any deductions under Policy or by the Funds for taxes, charges or fees.

Once the Policy is in effect, it may be exchanged during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by Hartford (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at the election of the Policy Owner, either the same Coverage Amount under the exchanged Policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged Policy. If a Policy loan was outstanding, the entire loan must be repaid. There may be a cash adjustment required on the exchange.


SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS


Hartford will suspend all procedures requiring valuation (including transfers, surrenders and loans) on any day a national stock exchange is closed or trading is restricted due to an existing emergency as defined by the Securities and Exchange Commission, or on any day the Securities and Exchange Commission has ordered that the right of surrender of the Policies be suspended for the protection of Policy Owners, until such condition has ended.

LAST SURVIVOR POLICIES

The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.

      1. The cost of insurance charges under the last survivor Policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured to die. See the last survivor illustrations in "Appendix A," page 46.

      2. To qualify for simplified underwriting under a last survivor Policy, both Insureds must meet the simplified underwriting standards.

      3. For a last survivor Policy to be reinstated, both Insureds must be alive on the date of reinstatement.

      4. The Policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

      5. Additional tax disclosures applicable to last survivor Policies are provided in "Federal Tax Considerations," page 40.

OTHER MATTERS


VOTING RIGHTS


In accordance with its interpretation of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of the Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The voting interests of the Policy Owner (or the assignee) in the Funds will be determined as follows: Policy Owners may cast one vote for each full or fractional Accumulation Unit owned under the Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by the Policy, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (See "Policy Benefits and Rights--Policy Loans," page 24) will not be considered in determining the voting interests of the Policy Owner. Policy Owners should review the Funds prospectuses accompanying this Prospectus to determine matters on which shareholders may vote.

Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds.

In addition, Hartford itself may disregard voting instructions in favor of changes, initiated by a Policy Owner, in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policy Owners.

STATEMENTS TO POLICY OWNERS

Hartford will maintain all records relating to the Separate Account and the Sub-Accounts. At least once each Policy Year, Hartford will send to Policy Owners a statement showing the Coverage Amount and the Account Value of the Policy (indicating the number of Accumulation Units credited to the Policy in each Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loans secured by the Policy as of the date of the statement. The statement will also show premium paid and Deduction Amounts under the Policy since the last statement, and any other information required by any applicable law or regulation.


LIMIT ON RIGHT TO CONTEST


Hartford may not contest the validity of the Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to the Account Value less any Indebtedness.


MISSTATEMENT AS TO AGE AND SEX


If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Policy.


PAYMENT OPTIONS


The surrender proceeds or Death Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be applied under a payment option is $5,000 unless Hartford consents to a lesser amount. Under Options 2, 3 and 4, no surrender or partial withdrawals are permitted after payments commence. Full surrender or partial withdrawals may be made from Option 1 or Option 6, but they are subject to the contingent deferred sales charge, if applicable. Only a full surrender is allowed from Option 5. A surrender from Option 5 will also be subject to the contingent deferred sales charge, if applicable.

Hartford will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The following options are available under the Policies (Hartford may offer other payment options):

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate Hartford declares, on the amount applied under this option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY


A life annuity is an annuity payable during the lifetime of the payee and terminating with the last payment preceding the death of the payee. This option offers the largest payment amount of any of the life annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a beneficiary.

It would be possible under this option for a payee to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the date of the third annuity payment, etc.


OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN


This annuity option is an annuity payable monthly during the lifetime of the payee with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the payee, payments have been made for less than the minimum elected number of months, then the present value as of the date of the payee's death, of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.


OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY


An annuity payable monthly during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the payee may elect that the payment to the survivor be less than the payment made during the joint lifetime of the payee and a designated second person.

It would be possible under this option for a payee and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.


OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

An amount payable monthly for the number of years selected which may be from five to 30 years. Under this option, you may, at any time, request a full surrender and receive, within seven days, the termination value of the Policy as determined by Hartford.


In the event of the payee's death prior to the end of the designated period, the present value as of the date of the payee's death, of any remaining guaranteed payments will be paid in one sum to the beneficiary or beneficiaries designated unless other provisions have been made and approved by Hartford.

Option 5 is an option that does not involve life contingencies.


OPTION 6 -- DEATH PROCEEDS REMAINING WITH HARTFORD


Proceeds from the Death Benefit left with Hartford. These proceeds will remain in the Sub-Accounts to which they were allocated at the time of death unless the beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time.

VARIABLE AND FIXED ANNUITY PAYMENTS: When an annuity is effected, unless otherwise specified, the surrender proceeds or Death Proceeds held in the Sub-Accounts will be applied to provide a variable annuity based on the pro rata amount in the various Sub-Accounts. Fixed annuities options are also available. YOU SHOULD CONSIDER WHETHER THE ALLOCATION OF PROCEEDS AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT FOR YOUR ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR RETIREMENT NEEDS.


VARIABLE ANNUITY: The Policy contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account. The first monthly payment varies according to the form and type of variable payment annuity selected. The Policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the proceeds value (expressed in thousands of dollars) of a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Policies.


The amount of the first monthly variable annuity payment is divided by the value of an annuity unit (an accounting unit of measure used to calculate the value of annuity payments) for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of annuity units represented by the first payment. This number of annuity units remains fixed during the annuity payment period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN RELATIVE TO THE A.I.R.


FIXED ANNUITY: Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate, to be determined by Hartford, which is no less than the rate specified in the fixed payment annuity tables in the Policy. The annuity payment will remain level for the duration of the annuity.


Hartford will make any other arrangements for income payments as may be agreed on.

BENEFICIARY


The applicant names the beneficiary in the application for the Policy. The Policy Owner may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living; otherwise to the Policy Owner's estate.

ASSIGNMENT


The Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.


DIVIDENDS


No dividends will be paid under the Policies.


                                                EXECUTIVE OFFICERS AND DIRECTORS
NAME; AGE                       POSITION WITH HARTFORD;                    OTHER BUSINESS PROFESSION, VOCATION OR
                                YEAR OF ELECTION                           EMPLOYMENT FOR PAST FIVE YEARS;
                                                                           OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
Wendell J. Bossen               Vice President, 1995**                     Vice President (1992-Present), Hartford Life and
64                                                                         Accident Insurance Company; Vice President (1992-
                                                                           Present), Hartford Life Insurance Company;
                                                                           President (1992-Present), International Corporate
                                                                           Marketing Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gregory A. Boyko                Senior Vice President, Chief               Vice President & Controller (1995-1997), Hartford;
46                              Financial Officer & Treasurer,             Director (1997-Present); Senior Vice President, Chief
                                1997                                       Financial Officer & Treasurer (1997-Present); Vice
                                Director, 1997*                            President & Controller (1995-1997), Hartford Life and
                                                                           Accident Insurance Company; Director (1997-Present);
                                                                           Senior Vice President, Chief Financial Officer &
                                                                           Treasurer (1997-Present); Vice President and
                                                                           Controller (1995-1997), Hartford Life Insurance
                                                                           Company; Senior Vice President, Chief Financial
                                                                           Officer & Treasurer (1997-Present), Hartford Life,
                                                                           Inc.; Chief Financial Officer (1994-1995), IMG
                                                                           American Life; Senior Vice President (1992-1994),
                                                                           Connecticut Mutual Life Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Peter W. Cummins                Senior Vice President, 1997                Vice President (1993-1997), Hartford; Senior Vice
60                                                                         President, (1997-Present); Vice President (1989-1997),
                                                                           Hartford Life and Accident Insurance Company;
                                                                           Senior Vice President (1997-Present); Vice President
                                                                           (1989-1997); Senior Vice President (1997-Present);
                                                                           Vice President (1989-1997), Hartford Life Insurance
                                                                           Company.
------------------------------------------------------------------------------------------------------------------------------------
Ann M. de Raismes               Senior Vice President, 1997                Vice President (1994-1997), Hartford; Senior Vice
47                              Director of Human Resources,               President (1997-Present); Vice President (1994-1997);
                                1994                                       Assistant Vice President (1992-1994); Director of
                                                                           Human Resources (1991-Present), Hartford Life and
                                                                           Accident Insurance Company; Senior Vice President
                                                                           (1997-Present); Vice President (1994-1997); Assistant
                                                                           Vice President (1992-1994); Director of Human
                                                                           Resources (1991-Present), Hartford Life Insurance
                                                                           Company; Vice President, Human Resources (1997-
                                                                           Present), Hartford Life, Inc.
------------------------------------------------------------------------------------------------------------------------------------
James R. Dooley                 Vice President, 1993                       Director, Information Services (1973-1997),
61                                                                         Hartford Life Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                Vice President, 1995                       Vice President (1995-Present); Actuary (1994-
45                              Actuary, 1997                              Present); Assistant Vice President (1992-1995),
                                                                           Hartford Life and Accident Insurance Company; Vice
                                                                           President (1995-Present);  Actuary (1994-Present);
                                                                           Assistant Vice President (1992-1995), Hartford Life
                                                                           Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
David T. Foy                    Vice President,  1998                      Assistant Vice President (1995-1998), Hartford; Vice
31                                                                         President (1998-Present),  Assistant  Vice President
                                                                           (1995-1998), Hartford Life Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
J. Richard Garrett              Vice President,   1994                     Treasurer (1994-1997), Hartford; Vice President
53                              Assistant Treasurer, 1997                  (1993-Present); Assistant Treasurer (1997-Present);
                                                                           Treasurer (1984-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President, (1993-Present);
                                                                           Assistant Treasurer (1997-Present); Treasurer (1986-
                                                                           1997), Hartford Life Insurance Company; Vice
                                                                           President (1997-Present), Hartford Life, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Donald J. Gillette              Vice President, 1997                       Assistant Vice President (1995-1997), Hartford;
52                                                                         Assistant Vice President (1995-1997), Hartford Life
                                                                           and Accident Insurance Company; Assistant Vice
                                                                           President (1995-Present), Hartford Life Insurance
                                                                           Company.
------------------------------------------------------------------------------------------------------------------------------------
John P. Ginnetti                Executive Vice President and               Senior Vice President - Individual Life and Annuity
52                              Director, Asset Management                 Division (1988-1994), Hartford; Director (1988-
                                Services, 1994                             Present); Director (1988-Present); Executive Vice
                                Director, 1988                             President & Director, Asset Management Services
                                                                           (1994-Present); Senior Vice President - Individual Life
                                                                           and Annuity Division (1988-1994), Hartford Life and
                                                                           Accident Insurance Company; Executive Vice
                                                                           President, Asset Management, Hartford Life, Inc.
                                                                           (1997-Present).
------------------------------------------------------------------------------------------------------------------------------------
William A. Godfrey, III,        Senior Vice President, 1997                Senior Vice President (1997- Present), Hartford;
41                                                                         Senior Vice President (1997-Present), Hartford Life
                                                                           and Accident Insurance Company; Vice President
                                                                           Information Technology (1997-Present), Hartford Life,
                                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lynda Godkin                    Senior Vice President, 1997                Assistant General Counsel and Secretary (1994-1995),
44                              General Counsel, 1996                      Hartford; Director (1997-Present); Senior Vice
                                Corporate Secretary, 1996                  President (1997-Present); General Counsel (1996-
                                Director, 1997 *                           Present); Corporate Secretary (1995-Present);
                                                                           Associate General Counsel (1995-1996); Assistant
                                                                           General Counsel and Secretary (1994-1995); Counsel
                                                                           (1990-1994), Hartford Life and Accident Insurance
                                                                           Company; Senior Vice President (1997-Present);
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                           General Counsel (1996-Present); Corporate Secretary
                                                                           (1995-Present); Director (1997-Present); Associate
                                                                           General Counsel (1995-1996); Assistant General
                                                                           Counsel and Secretary (1994-1995); Counsel (1990-
                                                                           1994), Hartford Life Insurance Company; Vice
                                                                           President and General Counsel (1997-Present),
                                                                           Hartford Life, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President, 1998                Vice President (1994-1998), Hartford; Senior Vice
53                              Vice President, 1994                       President (1998-Present); Vice President (1993-1997);
                                                                           Assistant Vice President (1987-1993), Hartford Life
                                                                           and Accident Insurance Company;  Senior Vice
                                                                           President (1998-Present); Vice President (1994-1997);
                                                                           Assistant Vice President (1987-1994), Hartford Life
                                                                           Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Christopher Graham              Vice President, 1997
47
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Hunt                    Vice President, 1998                       Assistant Vice President (1997-1998), Hartford; Vice
37                                                                         President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                Vice President, 1997                       Assistant Vice President (1995-1997), Hartford;
39                                                                         Assistant Vice President (1994-1997), Hartford Life
                                                                           and Accident Insurance Company; Vice President
                                                                           (1997-Present); Assistant Vice President (1994-1997),
                                                                           Hartford Life Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President, 1998                       Vice President (1998-Present); Hartford Life and
37                                                                         Accident Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner               Senior Vice President, 1998                Senior Vice President (1998-Present); Vice President
46                              Vice President, 1997                       (1994-1998), Hartford; Senior Vice President (1998-
                                                                           Present); Vice President (1994-1997); Regional Vice
                                                                           President (1991-1994), Hartford Life Insurance
                                                                           Company.
------------------------------------------------------------------------------------------------------------------------------------
David N. Levenson               Vice President, 1998                       Assistant Vice President (1997-1998), Hartford.
31
------------------------------------------------------------------------------------------------------------------------------------
William B. Malchodi, Jr.        Vice President,  1994                      Vice President (1994-Present); Director of Taxes
50                                                                         (1992-1998), Hartford Life and Accident Insurance
                                                                           Company; Vice President (1994-Present); Director of
                                                                           Taxes (1991-1998), Hartford Life Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                 Executive Vice President, 1996             Senior Vice President (1993-1996); Director of
39                              Director, Individual Life and              Individual Annuities (1991-1993), Hartford; Director
                                Annuity Division, 1993                     (1994-Present); Executive Vice President (1995-
                                Director, 1994*                            Present); Director, Individual Life and Annuity
                                                                           Division (1994-Present); Senior Vice President (1994-
                                                                           1995); Vice President (1989-1994); Actuary (1987-
                                                                           1997), Hartford Life and Accident Insurance
                                                                           Company; Director (1994-Present); Executive Vice
                                                                           President (1995-Present); Director, Individual Life and
                                                                           Annuity Division (1994-Present); Senior Vice
                                                                           President (1994-1995); Vice President (1989-1994);
                                                                           Actuary (1987-1995), Hartford Life Insurance
                                                                           Company; Executive Vice President, Individual Life
                                                                           and Annuities (1997-Present), Hartford Life, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Steven L. Matthieson            Vice President, 1984                       Director of New Business (1984-1997), Hartford.
53
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
C. Michael O'Halloran           Vice President, 1997                       Vice President (1997-Present), Hartford Life and
51                                                                         Accident Insurance Company; Vice President (1997-
                                                                           Present), Hartford Life Insurance Company; Corporate
                                                                           Secretary (1997-Present), Hartford Life, Inc.; Senior
                                                                           Associate General Counsel (1988-Present), Director of
                                                                           Corporate Law (1994-Present), The Hartford Financial
                                                                           Services Group.
------------------------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President, 1997                Vice President (1993-1997); Assistant Vice President
37                              Chief Actuary, 1994                        (1992-1993); Actuary (1989-1994), Hartford; Senior
                                                                           Vice President (1997-Present); Chief Actuary (1995-
                                                                           Present); Vice President (1993-1997); Actuary (1990-
                                                                           1995), Hartford Life and Accident Insurance
                                                                           Company; Senior Vice President (1997-Present); Chief
                                                                           Actuary (1994-Present); Vice President (1993-1997);
                                                                           Assistant Vice President (1992-1993); Actuary (1989-
                                                                           1994), Hartford Life Insurance Company; Vice
                                                                           President and Chief Actuary (1997-Present), Hartford
                                                                           Life, Inc.
------------------------------------------------------------------------------------------------------------------------------------
David T. Schrandt               Vice President, 1987                       Treasurer (1987-1997); Controller (1987-1997),
50                                                                         Hartford.
------------------------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                President, 1989                            Chief Operating Officer (1989-1997), Hartford;
58                              Chief Executive Officer,  1997             Director (1981-Present); President (1989-Present);
                                Director, 1985 *                           Chief Executive Officer (1997-Present); Chief
                                                                           Operating Officer (1989-1997), Hartford Life and
                                                                           Accident Insurance Company; Director (1981-Present);
                                                                           President (1989-Present), Chief Executive Officer
                                                                           (1997-Present); Chief Operating Officer (1989-1997),
                                                                           Hartford Life Insurance Company; Chief Executive
                                                                           Officer and President and Director
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                           (1997-Present), Hartford Life, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Raymond P. Welnicki             Senior Vice President & Director,          Vice President (1993-1994), Hartford; Director (1994-
49                              Employee Benefit Division, 1994            Present); Senior Vice President (1995-Present);
                                Director, 1994*                            Director, Employee Benefit Division (1997-Present);
                                                                           Vice President (1993-1995), Hartford Life and
                                                                           Accident Insurance Company;  Senior Vice President,
                                                                           Employee Benefits (1997-Present), Hartford Life, Inc.;
                                                                           Board of Directors, Ethix Corp.
------------------------------------------------------------------------------------------------------------------------------------
Walter C. Welsh                 Senior Vice President, 1997                Senior Vice President (1997-Present); Vice President
51                                                                         (1994-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life and Accident Insurance Company;
                                                                           Senior Vice President (1997-Present); Vice President
                                                                           (1995-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life Insurance Company; Vice President,
                                                                           Government Affairs (1997-Present), Hartford Life, Inc.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Lizabeth H. Zlatkus              Senior Vice President, 1997               Vice President (1994-1997); Assistant Vice President
39                               Director, 1994*                           (1992-1994), Hartford; Director (1994-Present); Senior
                                                                           Vice President (1997-Present); Vice President (1994-
                                                                           1997); Assistant Vice President (1992-1994), Hartford
                                                                           Life and Accident Insurance Company; Vice President,
                                                                           Group Life and Disability (1997-Present), Hartford
                                                                           Life, Inc.
------------------------------------------------------------------------------------------------------------------------------------
David M. Znamierowski            Senior Vice President, 1997               Director (1998-Present); Senior Vice President (1997-
38                               Director, 1998                            Present), Hartford Life and Accident Insurance
                                                                           Company; Director (1998-Present); Senior Vice
                                                                           President (1997-Present); Director, Risk Management
                                                                           Strategy (1996-Present); Vice President (1997),
                                                                           Hartford Life Insurance Company; Vice President,
                                                                           Investment Strategy (1997-Present), Hartford Life,
                                                                           Inc.; Vice President, Investment Strategy & Policy,
                                                                           Aetna Life and Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------


-----

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


 *  Denotes date of election to Board of Directors of Hartford.
**  Affiliated Company of The Hartford Financial Services Group, Inc.

DISTRIBUTION OF THE POLICIES

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance contracts under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are wholly-owned subsidiaries of Hartford Life Insurance Company. The principal business address of HESCO and HSD is the same as that of Hartford.

The maximum sales commission payable to Hartford agents, independent registered insurance brokers and other registered broker-dealers is 6.0% of initial and subsequent premiums. Additional annual compensation of no more than 0.75% of Account Value may be paid. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.
Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of and market for such alternatives.


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS


The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

                           FEDERAL TAX CONSIDERATIONS

GENERAL


SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, EMPLOYER OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing Federal income tax laws as they are currently interpreted.


TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Right - Account Value," on page 23). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.


Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.


INCOME TAXATION OF POLICY BENEFITS

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

LAST SURVIVOR POLICIES

Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Contract will meet the Section 7702 definition of a life insurance contract.


MODIFIED ENDOWMENT CONTRACTS


A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid and there is no change in the death benefit as the result of the exchange.

A contract that is classified as modified endowment contract is generally eligible for the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the contract (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.

All modified endowment contracts that are issued within any calendar year to the same Policy

Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.


ESTATE AND GENERATION SKIPPING TAXES


When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).

If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.


DIVERSIFICATION REQUIREMENTS


Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.


The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT


In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

FEDERAL INCOME TAX WITHHOLDING


If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERSHIP OF POLICIES

In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.


OTHER


Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.


LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS


There are no material legal proceedings pending to which the Separate Account is a party.


LEGAL MATTERS

Legal matters in connection with the issue and sale of flexible premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

EXPERTS

The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory-basis financial statements of Hartford Life and Annuity Insurance Company (formerly ITT Hartford Life and Annuity Insurance Company) which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

The hypothetical Policy illustrations included in this Prospectus and the registration statement with respect to the Separate Account have been approved by Michael Winterfield, FSA, MAAA, Assistant Vice President and Director, Individual Annuity Product Management, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

REGISTRATION STATEMENT

A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, the Funds, Hartford, and the Policies.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  46

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                   APPENDIX A
                           ILLUSTRATIONS OF BENEFITS


The tables in Appendix A illustrate the way in which a Contract operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $40,161, $33,334 and $19,380, respectively, are illustrated for the single life Contract. The illustrations for the last survivor Contract assume male and female of equal ages, including age 55 and 65 for Face Amounts of $44,053 and $27,778.


    The death benefit and surrender value for a Contract would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Contract Years. They would also differ if any Contract loan were made during the period of time illustrated.

    The tables reflect the deductions of current Contract charges and guaranteed Contract charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.

    The amounts shown for the death benefit and surrender value as of the end of each Contract Year take into account an average daily charge equal to an annual charge of 0.75% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.75% average daily charge) of -0.75%, 5.25% and 11.25%, respectively.

    In addition, the death benefit and surrender value as of the end of each Contract Year take into account the (1) tax expense charge equal to an annual rate of 0.40% of Account Value for the first ten Contract Years; (2) administrative charge equal to an annual rate of 0.40% of Account Value attributable to the Separate Account; (3) mortality and expense risk charge equal to an annual rate of 0.90% of Account Value attributable to the Separate Account; and (4) any Contingent Deferred Sales Charge and premium tax charge which may be applicable in the first nine Contract Years.

    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Deductions and Charges -- Taxes Charges Against The Separate Account," page 21).

    The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.


    Hartford will furnish upon request, a comparable illustration reflecting the proposed insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

47                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $40,161



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                 CURRENT CHARGES*                       GUARANTEED CHARGES**
             ACCUMULATED    --------------------------------------   --------------------------------------
  END OF        AT 5%                        CASH                                     CASH
  CONTRACT    INTEREST        ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR         VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   -------------   -----------   -----------   ----------   -----------   -----------   ----------
      1         10,500          10,834       9,840          40,161       10,756       9,764          40,161
      2         11,025          11,740      10,755          40,161       11,575      10,593          40,161
      3         11,576          12,724      11,751          40,161       12,463      11,495          40,161
      4         12,155          13,794      12,987          40,161       13,427      12,626          40,161
      5         12,763          14,956      14,169          40,161       14,474      13,693          40,161
      6         13,401          16,219      15,657          40,161       15,613      15,057          40,161
      7         14,071          17,592      17,060          40,161       16,851      16,324          40,161
      8         14,775          19,083      18,788          40,161       18,198      17,907          40,161
      9         15,513          20,704      20,452          40,161       19,666      19,417          40,161
     10         16,289          22,465      22,465          40,161       21,268      21,268          40,161
     11         17,103          24,501      24,501          40,161       23,113      23,113          40,161
     12         17,959          26,724      26,724          40,161       25,145      25,145          40,161
     13         18,856          29,153      29,153          41,398       27,386      27,386          40,161
     14         19,799          31,808      31,808          43,896       29,864      29,864          41,213
     15         20,789          34,714      34,714          46,517       32,590      32,590          43,670
     16         21,829          37,895      37,895          49,264       35,574      35,574          46,247
     17         22,920          41,367      41,367          52,951       38,832      38,832          49,705
     18         24,066          45,156      45,156          56,897       42,386      42,386          53,407
     19         25,270          49,292      49,292          61,122       46,266      46,266          57,371
     20         26,533          53,807      53,807          65,645       50,502      50,502          61,613
     25         33,864          83,601      83,601          96,978       78,372      78,372          90,912
     35         55,160         201,997     201,997         214,118      189,092     189,092         200,438



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  48
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $40,161



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,249      9,269       40,161      10,171      9,192       40,161
      2         11,025        10,506      9,546       40,161      10,337      9,380       40,161
      3         11,576        10,769      9,831       40,161      10,497      9,564       40,161
      4         12,155        11,040     10,275       40,161      10,651      9,891       40,161
      5         12,763        11,319     10,577       40,161      10,796     10,061       40,161
      6         13,401        11,605     11,089       40,161      10,930     10,421       40,161
      7         14,071        11,900     11,411       40,161      11,052     10,569       40,161
      8         14,775        12,202     11,941       40,161      11,158     10,902       40,161
      9         15,513        12,514     12,282       40,161      11,244     11,016       40,161
     10         16,289        12,833     12,833       40,161      11,309     11,309       40,161
     11         17,103        13,228     13,228       40,161      11,394     11,394       40,161
     12         17,959        13,636     13,636       40,161      11,455     11,455       40,161
     13         18,856        14,058     14,058       40,161      11,486     11,486       40,161
     14         19,799        14,494     14,494       40,161      11,486     11,486       40,161
     15         20,789        14,944     14,944       40,161      11,450     11,450       40,161
     16         21,829        15,409     15,409       40,161      11,370     11,370       40,161
     17         22,920        15,889     15,889       40,161      11,239     11,239       40,161
     18         24,066        16,385     16,385       40,161      11,048     11,048       40,161
     19         25,270        16,898     16,898       40,161      10,787     10,787       40,161
     20         26,533        17,428     17,428       40,161      10,442     10,442       40,161
     25         33,864        20,353     20,353       40,161       6,987      6,987       40,161
     35         55,160        27,852     27,852       40,161          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

49                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 45 MALE
                          INITIAL FACE AMOUNT: $40,161



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500         9,665      8,698       40,161       9,586      8,621       40,161
      2         11,025         9,340      8,404       40,161       9,169      8,235       40,161
      3         11,576         9,026      8,118       40,161       8,747      7,844       40,161
      4         12,155         8,721      7,990       40,161       8,319      7,594       40,161
      5         12,763         8,425      7,720       40,161       7,883      7,185       40,161
      6         13,401         8,138      7,657       40,161       7,438      6,964       40,161
      7         14,071         7,860      7,401       40,161       6,980      6,528       40,161
      8         14,775         7,591      7,353       40,161       6,506      6,274       40,161
      9         15,513         7,330      7,111       40,161       6,013      5,798       40,161
     10         16,289         7,076      7,076       40,161       5,498      5,498       40,161
     11         17,103         6,865      6,865       40,161       4,978      4,978       40,161
     12         17,959         6,659      6,659       40,161       4,427      4,427       40,161
     13         18,856         6,459      6,459       40,161       3,843      3,843       40,161
     14         19,799         6,264      6,264       40,161       3,221      3,221       40,161
     15         20,789         6,073      6,073       40,161       2,558      2,558       40,161
     16         21,829         5,888      5,888       40,161       1,845      1,845       40,161
     17         22,920         5,707      5,707       40,161       1,075      1,075       40,161
     18         24,066         5,531      5,531       40,161         237        237       40,161
     19         25,270         5,360      5,360       40,161          --         --           --
     20         26,533         5,193      5,193       40,161          --         --           --
     25         33,864         4,420      4,420       40,161          --         --           --
     35         55,160         3,145      3,145       40,161          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  50
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                CURRENT CHARGES*                     GUARANTEED CHARGES**
             ACCUMULATED    ------------------------------------   ------------------------------------
  END OF        AT 5%                       CASH                                   CASH
  CONTRACT    INTEREST       ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   -------------   ----------   -----------   ---------   ----------   -----------   ---------
      1         10,500         10,834       9,840         33,334      10,727       9,736         33,334
      2         11,025         11,740      10,755         33,334      11,517      10,537         33,334
      3         11,576         12,724      11,751         33,334      12,378      11,411         33,334
      4         12,155         13,794      12,987         33,334      13,317      12,517         33,334
      5         12,763         14,956      14,169         33,334      14,343      13,564         33,334
      6         13,401         16,219      15,657         33,334      15,464      14,909         33,334
      7         14,071         17,592      17,060         33,334      16,688      16,163         33,334
      8         14,775         19,083      18,788         33,334      18,025      17,735         33,334
      9         15,513         20,704      20,452         33,334      19,487      19,238         33,334
     10         16,289         22,465      22,465         33,334      21,088      21,088         33,334
     11         17,103         24,501      24,501         33,334      22,940      22,940         33,334
     12         17,959         26,736      26,736         33,334      24,991      24,991         33,334
     13         18,856         29,218      29,218         34,478      27,270      27,270         33,334
     14         19,799         31,946      31,946         37,377      29,804      29,804         34,891
     15         20,789         34,928      34,928         40,517      32,585      32,585         37,799
     16         21,829         38,190      38,190         43,919      35,625      35,625         40,969
     17         22,920         41,765      41,765         47,195      38,958      38,958         44,023
     18         24,066         45,686      45,686         50,712      42,614      42,614         47,301
     19         25,270         49,992      49,992         54,492      46,627      46,627         50,824
     20         26,533         54,687      54,687         59,609      51,004      51,004         55,594
     25         33,864         85,841      85,841         90,992      80,060      80,060         84,864
     35         55,160        208,273     208,273        218,687     192,260     192,260        201,873



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

51                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,249      9,269       33,334      10,142      9,164       33,334
      2         11,025        10,506      9,546       33,334      10,279      9,324       33,334
      3         11,576        10,769      9,831       33,334      10,412      9,480       33,334
      4         12,155        11,040     10,275       33,334      10,539      9,781       33,334
      5         12,763        11,319     10,577       33,334      10,661      9,928       33,334
      6         13,401        11,605     11,089       33,334      10,774     10,266       33,334
      7         14,071        11,900     11,411       33,334      10,875     10,394       33,334
      8         14,775        12,202     11,941       33,334      10,959     10,704       33,334
      9         15,513        12,514     12,282       33,334      11,021     10,793       33,334
     10         16,289        12,833     12,833       33,334      11,055     11,055       33,334
     11         17,103        13,228     13,228       33,334      11,106     11,106       33,334
     12         17,959        13,636     13,636       33,334      11,127     11,127       33,334
     13         18,856        14,058     14,058       33,334      11,117     11,117       33,334
     14         19,799        14,494     14,494       33,334      11,073     11,073       33,334
     15         20,789        14,944     14,944       33,334      10,988     10,988       33,334
     16         21,829        15,409     15,409       33,334      10,854     10,854       33,334
     17         22,920        15,889     15,889       33,334      10,656     10,656       33,334
     18         24,066        16,385     16,385       33,334      10,375     10,375       33,334
     19         25,270        16,898     16,898       33,334       9,991      9,991       33,334
     20         26,533        17,428     17,428       33,334       9,479      9,479       33,334
     25         33,864        20,353     20,353       33,334       3,955      3,955       33,334
     35         55,160        27,852     27,852       33,334          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  52
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                              ISSUE AGE 55 FEMALE
                          INITIAL FACE AMOUNT: $33,334



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75 NET)



              PREMIUMS             CURRENT CHARGES*                GUARANTEED CHARGES**
             ACCUMULATED    -------------------------------   -------------------------------
  END OF        AT 5%                    CASH                              CASH
  CONTRACT    INTEREST      ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR       PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
  -------   -------------   --------   ---------   --------   --------   ---------   --------
      1         10,500        9,665     8,698       33,334      9,558     8,593       33,334
      2         11,025        9,340     8,404       33,334      9,112     8,179       33,334
      3         11,576        9,026     8,118       33,334      8,662     7,761       33,334
      4         12,155        8,721     7,990       33,334      8,209     7,486       33,334
      5         12,763        8,425     7,720       33,334      7,750     7,053       33,334
      6         13,401        8,138     7,657       33,334      7,283     6,810       33,334
      7         14,071        7,860     7,401       33,334      6,803     6,352       33,334
      8         14,775        7,591     7,353       33,334      6,305     6,073       33,334
      9         15,513        7,330     7,111       33,334      5,782     5,568       33,334
     10         16,289        7,076     7,076       33,334      5,230     5,230       33,334
     11         17,103        6,865     6,865       33,334      4,665     4,665       33,334
     12         17,959        6,659     6,659       33,334      4,061     4,061       33,334
     13         18,856        6,459     6,459       33,334      3,419     3,419       33,334
     14         19,799        6,264     6,264       33,334      2,733     2,733       33,334
     15         20,789        6,073     6,073       33,334      1,997     1,997       33,334
     16         21,829        5,888     5,888       33,334      1,200     1,200       33,334
     17         22,920        5,707     5,707       33,334        324       324       33,334
     18         24,066        5,531     5,531       33,334         --        --           --
     19         25,270        5,360     5,360       33,334         --        --           --
     20         26,533        5,193     5,193       33,334         --        --           --
     25         33,864        4,420     4,420       33,334         --        --           --
     35         55,160        3,145     3,145       33,334         --        --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

53                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,380



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                CURRENT CHARGES*                     GUARANTEED CHARGES**
             ACCUMULATED    ------------------------------------   ------------------------------------
  END OF        AT 5%                       CASH                                   CASH
  CONTRACT    INTEREST       ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   -------------   ----------   -----------   ---------   ----------   -----------   ---------
      1         10,500         10,834       9,840         19,380      10,650       9,660         19,380
      2         11,025         11,740      10,755         19,380      11,357      10,380         19,380
      3         11,576         12,724      11,751         19,380      12,131      11,169         19,380
      4         12,155         13,794      12,987         19,380      12,984      12,190         19,380
      5         12,763         14,956      14,169         19,380      13,930      13,156         19,380
      6         13,401         16,219      15,657         19,380      14,986      14,436         19,380
      7         14,071         17,595      17,063         19,883      16,172      15,650         19,380
      8         14,775         19,106      18,810         21,208      17,516      17,228         19,443
      9         15,513         20,760      20,508         22,629      19,027      18,780         20,740
     10         16,289         22,549      22,549         24,578      20,664      20,664         22,524
     11         17,103         24,595      24,595         26,563      22,536      22,536         24,340
     12         17,959         26,837      26,837         28,716      24,587      24,587         26,309
     13         18,856         29,275      29,275         31,325      26,816      26,816         28,693
     14         19,799         31,947      31,947         33,864      29,260      29,260         31,016
     15         20,789         34,856      34,856         36,948      31,916      31,916         33,831
     16         21,829         38,046      38,046         39,949      34,834      34,834         36,576
     17         22,920         41,517      41,517         43,594      38,005      38,005         39,906
     18         24,066         45,308      45,308         47,574      41,447      41,447         43,520
     19         25,270         49,448      49,448         51,921      45,177      45,177         47,436
     20         26,533         53,969      53,969         56,667      49,215      49,215         51,677
     25         33,864         83,837      83,837         88,030      74,965      74,965         78,714
     35         55,160        202,335     202,335        204,358     175,528     175,528        177,284



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  54
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,380



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,249      9,269       19,380      10,062      9,086       19,380
      2         11,025        10,506      9,546       19,380      10,104      9,152       19,380
      3         11,576        10,769      9,831       19,380      10,123      9,196       19,380
      4         12,155        11,040     10,275       19,380      10,116      9,364       19,380
      5         12,763        11,319     10,577       19,380      10,077      9,351       19,380
      6         13,401        11,605     11,089       19,380      10,002      9,502       19,380
      7         14,071        11,900     11,411       19,380       9,880      9,406       19,380
      8         14,775        12,202     11,941       19,380       9,703      9,454       19,380
      9         15,513        12,514     12,282       19,380       9,455      9,232       19,380
     10         16,289        12,833     12,833       19,380       9,124      9,124       19,380
     11         17,103        13,228     13,228       19,380       8,730      8,730       19,380
     12         17,959        13,636     13,636       19,380       8,217      8,217       19,380
     13         18,856        14,058     14,058       19,380       7,564      7,564       19,380
     14         19,799        14,494     14,494       19,380       6,738      6,738       19,380
     15         20,789        14,944     14,944       19,380       5,699      5,699       19,380
     16         21,829        15,409     15,409       19,380       4,387      4,387       19,380
     17         22,920        15,889     15,889       19,380       2,723      2,723       19,380
     18         24,066        16,385     16,385       19,380         595        595       19,380
     19         25,270        16,898     16,898       19,380          --         --           --
     20         26,533        17,428     17,428       19,380          --         --           --
     25         33,864        20,353     20,353       21,371          --         --           --
     35         55,160        27,854     27,854       28,133          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

55                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                               SINGLE LIFE OPTION
                            $10,000 INITIAL PREMIUM
                               ISSUE AGE 65 MALE
                          INITIAL FACE AMOUNT: $19,380



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



              PREMIUMS             CURRENT CHARGES*                GUARANTEED CHARGES**
             ACCUMULATED    -------------------------------   -------------------------------
  END OF        AT 5%                    CASH                              CASH
  CONTRACT    INTEREST      ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR       PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
  -------   -------------   --------   ---------   --------   --------   ---------   --------
      1         10,500        9,665     8,698       19,380      9,475     8,512       19,380
      2         11,025        9,340     8,404       19,380      8,923     7,994       19,380
      3         11,576        9,026     8,118       19,380      8,340     7,444       19,380
      4         12,155        8,721     7,990       19,380      7,720     7,004       19,380
      5         12,763        8,425     7,720       19,380      7,056     6,368       19,380
      6         13,401        8,138     7,657       19,380      6,338     5,875       19,380
      7         14,071        7,869     7,401       19,380      5,553     5,111       19,380
      8         14,775        7,591     7,353       19,380      4,684     4,461       19,380
      9         15,513        7,330     7,111       19,380      3,712     3,503       19,380
     10         16,289        7,076     7,076       19,380      2,616     2,616       19,380
     11         17,103        6,865     6,865       19,380      1,379     1,379       19,380
     12         17,959        6,659     6,659       19,380         --        --           --
     13         18,856        6,459     6,459       19,380         --        --           --
     14         19,799        6,264     6,264       19,380         --        --           --
     15         20,789        6,073     6,073       19,380         --        --           --
     16         21,829        5,888     5,888       19,380         --        --           --
     17         22,920        5,707     5,707       19,380         --        --           --
     18         24,066        5,531     5,531       19,380         --        --           --
     19         25,270        5,360     5,360       19,380         --        --           --
     20         26,533        5,193     5,193       19,380         --        --           --
     25         33,864        4,420     4,420       19,380         --        --           --
     35         55,160        3,145     3,145       19,380         --        --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  56
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 MALE \ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                CURRENT CHARGES*                     GUARANTEED CHARGES**
             ACCUMULATED    ------------------------------------   ------------------------------------
  END OF        AT 5%                       CASH                                   CASH
  CONTRACT    INTEREST       ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   -------------   ----------   -----------   ---------   ----------   -----------   ---------
      1         10,500         10,902       9,906         44,053      10,902       9,906         44,053
      2         11,025         11,882      10,894         44,053      11,882      10,894         44,053
      3         11,576         12,946      11,970         44,053      12,946      11,970         44,053
      4         12,155         14,103      13,292         44,053      14,103      13,292         44,053
      5         12,763         15,360      14,568         44,053      15,360      14,568         44,053
      6         13,401         16,726      16,159         44,053      16,726      16,159         44,053
      7         14,071         18,210      17,674         44,053      18,210      17,674         44,053
      8         14,775         19,825      19,526         44,053      19,822      19,523         44,053
      9         15,513         21,585      21,331         44,053      21,574      21,320         44,053
     10         16,289         23,505      23,505         44,053      23,477      23,477         44,053
     11         17,103         25,727      25,727         44,053      25,652      25,652         44,053
     12         17,959         28,162      28,162         44,053      28,031      28,031         44,053
     13         18,856         30,830      30,830         44,053      30,640      30,640         44,053
     14         19,799         33,755      33,755         44,053      33,507      33,507         44,053
     15         20,789         36,960      36,960         44,053      36,667      36,667         44,053
     16         21,829         40,479      40,479         46,551      40,154      40,154         46,177
     17         22,920         44,337      44,337         50,102      43,981      43,981         49,699
     18         24,066         48,565      48,565         53,908      48,175      48,175         53,475
     19         25,270         53,202      53,202         57,991      52,774      52,774         57,524
     20         26,533         58,305      58,305         63,553      57,828      57,828         63,033
     25         33,864         92,176      92,176         97,707      91,132      91,132         96,600
     35         55,160        230,373     230,373        241,893     219,404     219,404        230,374



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

57                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 MALE \ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,314      9,332       44,053      10,314      9,332       44,053
      2         11,025        10,632      9,669       44,053      10,632      9,669       44,053
      3         11,576        10,954     10,012       44,053      10,954     10,012       44,053
      4         12,155        11,279     10,509       44,053      11,279     10,509       44,053
      5         12,763        11,605     10,860       44,053      11,605     10,860       44,053
      6         13,401        11,941     11,422       44,053      11,931     11,412       44,053
      7         14,071        12,288     11,796       44,053      12,255     11,763       44,053
      8         14,775        12,646     12,383       44,053      12,574     12,311       44,053
      9         15,513        13,015     12,782       44,053      12,885     12,652       44,053
     10         16,289        13,396     13,396       44,053      13,182     13,182       44,053
     11         17,103        13,858     13,858       44,053      13,517     13,517       44,053
     12         17,959        14,337     14,337       44,053      13,834     13,834       44,053
     13         18,856        14,834     14,834       44,053      14,127     14,127       44,053
     14         19,799        15,349     15,349       44,053      14,393     14,393       44,053
     15         20,789        15,883     15,883       44,053      14,624     14,624       44,053
     16         21,829        16,436     16,436       44,053      14,809     14,809       44,053
     17         22,920        17,010     17,010       44,053      14,938     14,938       44,053
     18         24,066        17,606     17,606       44,053      14,991     14,991       44,053
     19         25,270        18,223     18,223       44,053      14,949     14,949       44,053
     20         26,533        18,863     18,863       44,053      14,787     14,787       44,053
     25         33,864        22,433     22,433       44,053      11,078     11,078       44,053
     35         55,160        31,836     31,836       44,053          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  58
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 55 MALE \ 55 FEMALE
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



              PREMIUMS             CURRENT CHARGES*                GUARANTEED CHARGES**
             ACCUMULATED    -------------------------------   -------------------------------
  END OF        AT 5%                    CASH                              CASH
  CONTRACT    INTEREST      ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR       PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
  -------   -------------   --------   ---------   --------   --------   ---------   --------
      1         10,500        9,726     8,757       44,053      9,726     8,757       44,053
      2         11,025        9,452     8,512       44,053      9,451     8,512       44,053
      3         11,576        9,177     8,266       44,053      9,177     8,266       44,053
      4         12,155        8,899     8,166       44,053      8,899     8,166       44,053
      5         12,763        8,628     7,920       44,053      8,618     7,910       44,053
      6         13,401        8,365     7,881       44,053      8,331     7,848       44,053
      7         14,071        8,108     7,647       44,053      8,035     7,575       44,053
      8         14,775        7,859     7,619       44,053      7,727     7,489       44,053
      9         15,513        7,616     7,397       44,053      7,403     7,185       44,053
     10         16,289        7,380     7,380       44,053      7,058     7,058       44,053
     11         17,103        7,186     7,186       44,053      6,713     6,713       44,053
     12         17,959        6,996     6,996       44,053      6,334     6,334       44,053
     13         18,856        6,811     6,811       44,053      5,916     5,916       44,053
     14         19,799        6,630     6,630       44,053      5,451     5,451       44,053
     15         20,789        6,453     6,453       44,053      4,932     4,932       44,053
     16         21,829        6,280     6,280       44,053      4,345     4,345       44,053
     17         22,920        6,110     6,110       44,053      3,673     3,673       44,053
     18         24,066        5,945     5,945       44,053      2,896     2,896       44,053
     19         25,270        5,783     5,783       44,053      1,985     1,985       44,053
     20         26,533        5,625     5,625       44,053        910       910       44,053
     25         33,864        4,885     4,885       44,053         --        --           --
     35         55,160        3,633     3,633       44,053         --        --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

59                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 65 MALE \ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)



              PREMIUMS                CURRENT CHARGES*                     GUARANTEED CHARGES**
             ACCUMULATED    ------------------------------------   ------------------------------------
  END OF        AT 5%                       CASH                                   CASH
  CONTRACT    INTEREST       ACCOUNT      SURRENDER      DEATH      ACCOUNT      SURRENDER      DEATH
   YEAR       PER YEAR        VALUE         VALUE       BENEFIT      VALUE         VALUE       BENEFIT
  -------   -------------   ----------   -----------   ---------   ----------   -----------   ---------
      1         10,500         10,897       9,902         27,778      10,897       9,902         27,778
      2         11,025         11,862      10,875         27,778      11,862      10,875         27,778
      3         11,576         12,903      11,927         27,778      12,902      11,926         27,778
      4         12,155         14,037      13,227         27,778      14,021      13,211         27,778
      5         12,763         15,274      14,483         27,778      15,229      14,439         27,778
      6         13,401         16,623      16,057         27,778      16,535      15,969         27,778
      7         14,071         18,094      17,558         27,778      17,948      17,413         27,778
      8         14,775         19,698      19,399         27,778      19,482      19,185         27,778
      9         15,513         21,447      21,193         27,778      21,155      20,902         27,778
     10         16,289         23,354      23,354         27,778      22,988      22,988         27,778
     11         17,103         25,561      25,561         27,778      25,115      25,115         27,778
     12         17,959         27,981      27,981         29,940      27,485      27,485         29,409
     13         18,856         30,632      30,632         32,776      30,076      30,076         32,182
     14         19,799         33,537      33,537         35,550      32,914      32,914         34,889
     15         20,789         36,721      36,721         38,925      36,007      36,007         38,168
     16         21,829         40,211      40,211         42,222      39,396      39,396         41,367
     17         22,920         44,035      44,035         46,238      43,088      43,088         45,243
     18         24,066         48,227      48,227         50,639      47,104      47,104         49,460
     19         25,270         52,820      52,820         55,462      51,466      51,466         54,040
     20         26,533         57,887      57,887         60,782      56,231      56,231         59,043
     25         33,864         91,514      91,514         96,090      86,546      86,546         90,874
     35         55,160        228,720     228,720        231,007     203,577     203,577        205,613



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  60
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 65 MALE \ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)



              PREMIUMS              CURRENT CHARGES*                  GUARANTEED CHARGES**
             ACCUMULATED    ---------------------------------   ---------------------------------
  END OF        AT 5%                      CASH                                CASH
  CONTRACT    INTEREST       ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER     DEATH
   YEAR       PER YEAR        VALUE       VALUE      BENEFIT      VALUE       VALUE      BENEFIT
  -------   -------------   ---------   ----------   --------   ---------   ----------   --------
      1         10,500        10,309      9,327       27,778      10,309      9,327       27,778
      2         11,025        10,612      9,650       27,778      10,612      9,650       27,778
      3         11,576        10,917      9,976       27,778      10,907      9,967       27,778
      4         12,155        11,232     10,463       27,778      11,191     10,423       27,778
      5         12,763        11,556     10,812       27,778      11,460     10,717       27,778
      6         13,401        11,891     11,372       27,778      11,710     11,193       27,778
      7         14,071        12,236     11,744       27,778      11,935     11,445       27,778
      8         14,775        12,592     12,329       27,778      12,126     11,866       27,778
      9         15,513        12,960     12,727       27,778      12,275     12,045       27,778
     10         16,289        13,339     13,339       27,778      12,370     12,370       27,778
     11         17,103        13,799     13,799       27,778      12,451     12,451       27,778
     12         17,959        14,276     14,276       27,778      12,455     12,455       27,778
     13         18,856        14,770     14,770       27,778      12,368     12,368       27,778
     14         19,799        15,283     15,283       27,778      12,172     12,172       27,778
     15         20,789        15,815     15,815       27,778      11,843     11,843       27,778
     16         21,829        16,366     16,366       27,778      11,347     11,347       27,778
     17         22,920        16,937     16,937       27,778      10,641     10,641       27,778
     18         24,066        17,530     17,530       27,778       9,661      9,661       27,778
     19         25,270        18,144     18,144       27,778       8,326      8,326       27,778
     20         26,533        18,781     18,781       27,778       6,527      6,527       27,778
     25         33,864        22,335     22,335       27,778          --         --           --
     35         55,160        31,696     31,696       32,014          --         --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

61                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE

                              LAST SURVIVOR OPTION
                            $10,000 INITIAL PREMIUM
                        ISSUE AGES: 65 MALE \ 65 FEMALE
                          INITIAL FACE AMOUNT: $27,778



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)



              PREMIUMS             CURRENT CHARGES*                GUARANTEED CHARGES**
             ACCUMULATED    -------------------------------   -------------------------------
  END OF        AT 5%                    CASH                              CASH
  CONTRACT    INTEREST      ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR       PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
  -------   -------------   --------   ---------   --------   --------   ---------   --------
      1         10,500        9,721     8,752       27,778      9,721     8,752       27,778
      2         11,025        9,432     8,493       27,778      9,432     8,493       27,778
      3         11,576        9,147     8,236       27,778      9,129     8,220       27,778
      4         12,155        8,869     8,136       27,778      8,809     8,077       27,778
      5         12,763        8,599     7,891       27,778      8,466     7,760       27,778
      6         13,401        8,336     7,852       27,778      8,095     7,614       27,778
      7         14,071        8,080     7,619       27,778      7,687     7,230       27,778
      8         14,775        7,831     7,592       27,778      7,232     6,996       27,778
      9         15,513        7,589     7,370       27,778      6,716     6,499       27,778
     10         16,289        7,354     7,354       27,778      6,122     6,122       27,778
     11         17,103        7,161     7,161       27,778      5,457     5,457       27,778
     12         17,959        6,972     6,972       27,778      4,673     4,673       27,778
     13         18,856        6,787     6,787       27,778      3,747     3,747       27,778
     14         19,799        6,606     6,606       27,778      2,652     2,652       27,778
     15         20,789        6,430     6,430       27,778      1,349     1,349       27,778
     16         21,829        6,257     6,257       27,778         --        --           --
     17         22,920        6,088     6,088       27,778         --        --           --
     18         24,066        5,923     5,923       27,778         --        --           --
     19         25,270        5,762     5,762       27,778         --        --           --
     20         26,533        5,604     5,604       27,778         --        --           --
     25         33,864        4,866     4,866       27,778         --        --           --
     35         55,160        3,619     3,619       27,778         --        --           --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To ITT Hartford Life and Annuity Insurance Company Putnam Capital
Manager Trust Separate Account Five and to the Owners of Units of
Interest therein:

We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for the each of the two years in the period ended December 31, 1997. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                              ASIA
                             PACIFIC     DIVERSIFIED     GLOBAL ASSET
                           GROWTH FUND   INCOME FUND    ALLOCATION FUND
                           SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                           -----------   -----------   -----------------
ASSETS
Investments:
  Putnam VT Asia Pacific
   Growth Fund
    Shares         39,192
    Cost         $409,610
    Market Value.........  $  360,568        --             --
  Putnam VT Diversified
   Income Fund
    Shares        220,923
    Cost       $2,412,930
    Market Value.........      --        $2,498,643         --
  Putnam VT Global Asset
   Allocation Fund
    Shares        167,002
    Cost       $2,779,091
    Market Value.........      --            --           $3,132,958
  Putnam VT Global Growth
   Fund
    Shares        348,458
    Cost       $5,697,759
    Market Value.........      --            --             --
  Putnam VT Growth and
   Income Fund
    Shares        865,166
    Cost      $20,237,142
    Market Value.........      --            --             --
  Putnam VT High Yield
   Fund
    Shares        247,281
    Cost       $3,105,496
    Market Value.........      --            --             --
  Putnam VT International
   Growth Fund
    Shares         26,962
    Cost         $294,404
    Market Value.........      --            --             --
  Putnam VT International
   Growth and Income Fund
    Shares         31,389
    Cost         $348,543
    Market Value.........      --            --             --
  Due From ITT Hartford
   Life & Annuity
   Insurance Company.....      --            --                   31
  Receivable from fund
   shares sold...........      --                64         --
                           -----------   -----------   -----------------
  Total Assets...........     360,568     2,498,707        3,132,989
                           -----------   -----------   -----------------
LIABILITIES
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....           2        --             --
  Payable for fund shares
   purchased.............      --            --             --
                           -----------   -----------   -----------------
  Total Liabilities......           2        --             --
                           -----------   -----------   -----------------
  Net Assets (variable
   life contract
   liabilities)..........  $  360,566    $2,498,707       $3,132,989
                           -----------   -----------   -----------------
                           -----------   -----------   -----------------
Deferred life contracts
  in the accumulation
  period:
Individual Sub-Accounts:
  Units Owned by
   Participants..........      37,853       178,602          181,430
  Unit Price.............  $ 9.525374    $13.990371       $17.268298
  Contract Liability.....  $  360,566    $2,498,707       $3,132,989

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                      INTERNATIONAL
                             GLOBAL       GROWTH AND       HIGH       INTERNATIONAL     GROWTH AND
                           GROWTH FUND   INCOME FUND    YIELD FUND     GROWTH FUND     INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ------------   -----------   -------------   --------------
ASSETS
Investments:
  Putnam VT Asia Pacific
   Growth Fund
    Shares         39,192
    Cost         $409,610
    Market Value.........      --            --             --            --               --
  Putnam VT Diversified
   Income Fund
    Shares        220,923
    Cost       $2,412,930
    Market Value.........      --            --             --            --               --
  Putnam VT Global Asset
   Allocation Fund
    Shares        167,002
    Cost       $2,779,091
    Market Value.........      --            --             --            --               --
  Putnam VT Global Growth
   Fund
    Shares        348,458
    Cost       $5,697,759
    Market Value.........  $6,390,726        --             --            --               --
  Putnam VT Growth and
   Income Fund
    Shares        865,166
    Cost      $20,237,142
    Market Value.........      --        $24,501,515        --            --               --
  Putnam VT High Yield
   Fund
    Shares        247,281
    Cost       $3,105,496
    Market Value.........      --            --         $3,367,965        --               --
  Putnam VT International
   Growth Fund
    Shares         26,962
    Cost         $294,404
    Market Value.........      --            --             --         $  308,179          --
  Putnam VT International
   Growth and Income Fund
    Shares         31,389
    Cost         $348,543
    Market Value.........      --            --             --            --           $   361,910
  Due From ITT Hartford
   Life & Annuity
   Insurance Company.....         213        --                 47        --               --
  Receivable from fund
   shares sold...........      --            --             --                 23          --
                           -----------   ------------   -----------   -------------   --------------
  Total Assets...........   6,390,939     24,501,515     3,368,012        308,202          361,910
                           -----------   ------------   -----------   -------------   --------------
LIABILITIES
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....      --                 86        --            --                    37
  Payable for fund shares
   purchased.............         209        --                 28        --               --
                           -----------   ------------   -----------   -------------   --------------
  Total Liabilities......         209             86            28        --                    37
                           -----------   ------------   -----------   -------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........  $6,390,730    $24,501,429    $3,367,984     $  308,202      $   361,873
                           -----------   ------------   -----------   -------------   --------------
                           -----------   ------------   -----------   -------------   --------------
Deferred life contracts
  in the accumulation
  period:
Individual Sub-Accounts:
  Units Owned by
   Participants..........     408,646      1,192,000       220,685         26,538           30,304
  Unit Price.............  $15.638791    $ 20.554886    $15.261496     $11.613622      $ 11.941331
  Contract Liability.....  $6,390,730    $24,501,429    $3,367,984     $  308,202      $   361,873

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                            INTERNATIONAL NEW       MONEY             NEW
                           OPPORTUNITIES FUND    MARKET FUND   OPPORTUNITIES FUND
                               SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -------------------   -----------   ------------------
ASSETS
Investments:
  Putnam VT International
   New Opportunities Fund
    Shares         55,483
    Cost         $583,820
    Market Value:........       $ 552,610            --              --
  Putnam VT Money Market
   Fund
    Shares      4,369,477
    Cost       $4,369,477
    Market Value:........        --              $4,369,477          --
  Putnam VT New
   Opportunities Fund
    Shares        590,759
    Cost      $10,187,467
    Market Value:........        --                  --           $12,541,819
  Putnam VT New Value
   Fund
    Shares         74,976
    Cost         $798,149
    Market Value:........        --                  --              --
  Putnam VT U.S.
   Government and High
   Quality Fund
    Shares         71,748
    Cost         $934,277
    Market Value:........        --                  --              --
  Putnam VT Utilities
   Growth & Income Fund
    Shares        134,120
    Cost       $1,836,083
    Market Value:........        --                  --              --
  Putnam VT Vista Fund
    Shares         36,520
    Cost         $407,685
    Market Value:........        --                  --              --
  Putnam VT Voyager Fund
    Shares        347,145
    Cost      $11,091,194
    Market Value:........        --                  --              --
  Due From ITT Hartford
   Life & Annuity
   Insurance Company.....        --                      88               828
  Receivable from fund
   shares sold...........        --                  --              --
                               ----------        -----------   ------------------
  Total Assets...........         552,610         4,369,565        12,542,647
                               ----------        -----------   ------------------
LIABILITIES
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....        --                  --              --
  Payable for fund shares
   purchased.............        --                      58          --
                               ----------        -----------   ------------------
  Total Liabilities......        --                      58          --
                               ----------        -----------   ------------------
  Net Assets (variable
   annuity contract
   liabilities)..........       $ 552,610        $4,369,507       $12,542,647
                               ----------        -----------   ------------------
                               ----------        -----------   ------------------
Deferred life contracts
  in the accumulation
  period:
Individual Sub-Accounts:
  Units Owned by
   Participants..........          55,319         3,749,175           634,437
  Unit Price.............       $9.989509        $ 1.165458       $ 19.769721
  Contract Liability.....       $ 552,610        $4,369,507       $12,542,647
GRAND TOTAL CONTRACT
  LIABILITY (ALL
  SUB-ACCOUNTS)..........

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                         U.S. GOVERNMENT
                                               AND          UTILITIES
                               NEW        HIGH QUALITY     GROWTH AND
                           VALUE FUND       BOND FUND      INCOME FUND   VISTA FUND    VOYAGER FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   ---------------   -----------   -----------   ------------
ASSETS
Investments:
  Putnam VT International
   New Opportunities Fund
    Shares         55,483
    Cost         $583,820
    Market Value:........      --             --               --            --            --
  Putnam VT Money Market
   Fund
    Shares      4,369,477
    Cost       $4,369,477
    Market Value:........      --             --               --            --            --
  Putnam VT New
   Opportunities Fund
    Shares        590,759
    Cost      $10,187,467
    Market Value:........      --             --               --            --            --
  Putnam VT New Value
   Fund
    Shares         74,976
    Cost         $798,149
    Market Value:........  $  881,713         --               --            --            --
  Putnam VT U.S.
   Government and High
   Quality Fund
    Shares         71,748
    Cost         $934,277
    Market Value:........      --          $  962,859          --            --            --
  Putnam VT Utilities
   Growth & Income Fund
    Shares        134,120
    Cost       $1,836,083
    Market Value:........      --             --           $2,298,810        --            --
  Putnam VT Vista Fund
    Shares         36,520
    Cost         $407,685
    Market Value:........      --             --               --        $  449,928        --
  Putnam VT Voyager Fund
    Shares        347,145
    Cost      $11,091,194
    Market Value:........      --             --               --            --        $13,566,417
  Due From ITT Hartford
   Life & Annuity
   Insurance Company.....      --             --                  506        --                461
  Receivable from fund
   shares sold...........           1             121          --            --            --
                           -----------   ---------------   -----------   -----------   ------------
  Total Assets...........     881,714         962,980       2,299,316       449,928     13,566,878
                           -----------   ---------------   -----------   -----------   ------------
LIABILITIES
  Due to ITT Hartford
   Life & Annuity
   Insurance Company.....      --                 122          --                 2        --
  Payable for fund shares
   purchased.............      --             --                  389        --            --
                           -----------   ---------------   -----------   -----------   ------------
  Total Liabilities......      --                 122             389             2        --
                           -----------   ---------------   -----------   -----------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $  881,714      $  962,858      $2,298,927    $  449,926    $13,566,878
                           -----------   ---------------   -----------   -----------   ------------
                           -----------   ---------------   -----------   -----------   ------------
Deferred life contracts
  in the accumulation
  period:
Individual Sub-Accounts:
  Units Owned by
   Participants..........      74,976          71,791         119,168        36,516        670,510
  Unit Price.............  $11.759921      $13.411936      $19.291514    $12.321288    $ 20.233655
  Contract Liability.....  $  881,714      $  962,858      $2,298,927    $  449,926    $13,566,878
GRAND TOTAL CONTRACT
  LIABILITY (ALL
  SUB-ACCOUNTS)..........                                                              $76,547,547

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                              ASIA
                             PACIFIC     DIVERSIFIED    GLOBAL ASSET
                           GROWTH FUND   INCOME FUND   ALLOCATION FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -----------   ---------------
INVESTMENT INCOME:
  Dividends..............    $  6,828    $  132,930       $ 69,277
                           -----------   -----------   ---------------
CAPITAL GAINS INCOME.....      --            20,956        118,411
                           -----------   -----------   ---------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         132        11,405          1,345
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (65,164)       14,728        222,497
                           -----------   -----------   ---------------
    Net gain (loss) on
     investments.........     (65,032)       26,133        223,842
                           -----------   -----------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(58,204)   $  180,019       $411,530
                           -----------   -----------   ---------------
                           -----------   -----------   ---------------

* From inception, January 2, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                     INTERNATIONAL
                             GLOBAL      GROWTH AND       HIGH       INTERNATIONAL    GROWTH AND
                           GROWTH FUND   INCOME FUND   YIELD FUND     GROWTH FUND     INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT*    SUB-ACCOUNT*
                           -----------   -----------   -----------   -------------   -------------
INVESTMENT INCOME:
  Dividends..............   $104,380     $   24,482     $165,816        $ 4,598         $10,865
                           -----------   -----------   -----------   -------------   -------------
CAPITAL GAINS INCOME.....    112,272        789,799       19,228         --              --
                           -----------   -----------   -----------   -------------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (747)        (3,845)       1,555             (3)            145
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    425,520      2,878,520      177,334         13,775          13,367
                           -----------   -----------   -----------   -------------   -------------
    Net gain (loss) on
     investments.........    424,773      2,874,675      178,889         13,772          13,512
                           -----------   -----------   -----------   -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $641,425     $3,988,956     $363,933        $18,370         $24,377
                           -----------   -----------   -----------   -------------   -------------
                           -----------   -----------   -----------   -------------   -------------

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                           INTERNATIONAL NEW       MONEY             NEW
                           OPPORTUNITIES FUND   MARKET FUND   OPPORTUNITIES FUND
                              SUB-ACCOUNT*      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------   -----------   ------------------
INVESTMENT INCOME:
  Dividends..............       $  1,554         $263,015        $  --
                                --------        -----------   ------------------
CAPITAL GAINS INCOME.....       --                 --               --
                                --------        -----------   ------------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           (129)          --                 24,784
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (31,210)          --              2,122,853
                                --------        -----------   ------------------
    Net gain (loss) on
     investments.........        (31,339)          --              2,147,637
                                --------        -----------   ------------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(29,785)        $263,015        $ 2,147,637
                                --------        -----------   ------------------
                                --------        -----------   ------------------

* From inception, January 2, 1997 to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          U.S. GOVERNMENT AND    UTILITIES
                               NEW           HIGH QUALITY       GROWTH AND
                            VALUE FUND         BOND FUND        INCOME FUND   VISTA FUND    VOYAGER FUND
                           SUB-ACCOUNT*       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT*
                           ------------   -------------------   -----------   -----------   ------------
INVESTMENT INCOME:
  Dividends..............    $--                $41,593          $ 50,859       $    33      $   18,916
                           ------------         -------         -----------   -----------   ------------
CAPITAL GAINS INCOME.....     --               --                  69,354        --             407,658
                           ------------         -------         -----------   -----------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (7,183)             1,535             2,809        (8,009)          4,822
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     83,564             23,755           341,948        42,243       2,153,271
                           ------------         -------         -----------   -----------   ------------
    Net gain (loss) on
     investments.........     76,381             25,290           344,757        34,234       2,158,093
                           ------------         -------         -----------   -----------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $76,381            $66,883          $464,970       $34,267      $2,584,667
                           ------------         -------         -----------   -----------   ------------
                           ------------         -------         -----------   -----------   ------------

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                              ASIA
                             PACIFIC     DIVERSIFIED    GLOBAL ASSET
                           GROWTH FUND   INCOME FUND   ALLOCATION FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -----------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  6,828    $  132,930      $   69,277
  Capital gains income...      --            20,956         118,411
  Net realized gain
   (loss) on security
   transactions..........         132        11,405           1,345
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (65,164)       14,728         222,497
                           -----------   -----------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (58,204)      180,019         411,530
                           -----------   -----------   ---------------
UNIT TRANSACTIONS:
  Purchases..............      --            --             --
  Net transfers..........      79,345       672,116       1,228,080
  Surrenders.............      (6,561)      (19,125)        (73,245)
  Net loan activity......          10            13          (8,703)
  Cost of insurance......      (2,368)      (18,488)        (16,817)
                           -----------   -----------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      70,426       634,516       1,129,315
                           -----------   -----------   ---------------
  Total increase
   (decrease) in net
   assets................      12,222       814,535       1,540,845
NET ASSETS:
  Beginning of period....     348,344     1,684,172       1,592,144
                           -----------   -----------   ---------------
  End of period..........    $360,566    $2,498,707      $3,132,989
                           -----------   -----------   ---------------
                           -----------   -----------   ---------------

* From inception, January 2, 1997, to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                      INTERNATIONAL
                             GLOBAL       GROWTH AND       HIGH       INTERNATIONAL    GROWTH AND
                           GROWTH FUND   INCOME FUND    YIELD FUND     GROWTH FUND     INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*    SUB-ACCOUNT*
                           -----------   ------------   -----------   -------------   -------------
OPERATIONS:
  Net investment income
   (loss)................  $  104,380    $   324,482    $  165,816      $  4,598        $ 10,865
  Capital gains income...     112,272        789,799        19,228        --              --
  Net realized gain
   (loss) on security
   transactions..........        (747)        (3,845)        1,555            (3)            145
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     425,520      2,878,520       177,334        13,775          13,367
                           -----------   ------------   -----------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     641,425      3,988,956       363,933        18,370          24,377
                           -----------   ------------   -----------   -------------   -------------
UNIT TRANSACTIONS:
  Purchases..............      --            --             --             1,000           1,000
  Net transfers..........   2,514,584      8,374,826     1,399,456       298,426         346,481
  Surrenders.............    (102,670)      (532,447)      (72,741)       (2,846)         (3,498)
  Net loan activity......     (72,872)      (152,771)        3,935        (5,512)         (5,432)
  Cost of insurance......     (37,044)      (129,399)      (18,397)       (1,236)         (1,055)
                           -----------   ------------   -----------   -------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   2,301,998      7,560,209     1,312,253       289,832         337,496
                           -----------   ------------   -----------   -------------   -------------
  Total increase
   (decrease) in net
   assets................   2,943,423     11,549,165     1,676,186       308,202         361,873
NET ASSETS:
  Beginning of period....   3,447,307     12,952,264     1,691,798        --              --
                           -----------   ------------   -----------   -------------   -------------
  End of period..........  $6,390,730    $24,501,429    $3,367,984      $308,202        $361,873
                           -----------   ------------   -----------   -------------   -------------
                           -----------   ------------   -----------   -------------   -------------

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                           INTERNATIONAL NEW        MONEY              NEW
                           OPPORTUNITIES FUND    MARKET FUND    OPPORTUNITIES FUND
                              SUB-ACCOUNT*       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................       $  1,554        $     263,015      $  --
  Capital gains income...       --                   --               --
  Net realized gain
   (loss) on security
   transactions..........           (129)            --                 24,784
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (31,210)            --              2,122,853
                                --------        -------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (29,785)             263,015        2,147,637
                                --------        -------------   ------------------
UNIT TRANSACTIONS:
  Purchases..............          1,000           24,471,594         --
  Net transfers..........        594,284          (25,898,707)       3,948,752
  Surrenders.............         (6,019)            (138,936)        (264,042)
  Net loan activity......         (4,621)          (1,205,487)         (71,438)
  Cost of insurance......         (2,249)             (47,389)         (64,510)
                                --------        -------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        582,395           (2,818,925)       3,548,762
                                --------        -------------   ------------------
  Total increase
   (decrease) in net
   assets................        552,610           (2,555,910)       5,696,399
NET ASSETS:
  Beginning of period....       --                  6,925,417        6,846,248
                                --------        -------------   ------------------
  End of period..........       $552,610        $   4,369,507      $12,542,647
                                --------        -------------   ------------------
                                --------        -------------   ------------------

* From inception, January 2, 1997, to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          U.S. GOVERNMENT AND    UTILITIES
                               NEW           HIGH QUALITY       GROWTH AND    VISTA FUND
                            VALUE FUND         BOND FUND        INCOME FUND      SUB-       VOYAGER FUND
                           SUB-ACCOUNT*       SUB-ACCOUNT       SUB-ACCOUNT    ACCOUNT*     SUB-ACCOUNT
                           ------------   -------------------   -----------   -----------   ------------
OPERATIONS:
  Net investment income
   (loss)................    $ --              $ 41,593         $   50,859     $     33     $    18,916
  Capital gains income...      --              --                   69,354       --             407,658
  Net realized gain
   (loss) on security
   transactions..........      (7,183)            1,535              2,809       (8,009)          4,822
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      83,564            23,755            341,948       42,243       2,153,271
                           ------------        --------         -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      76,381            66,883            464,970       34,267       2,584,667
                           ------------        --------         -----------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............       1,000          --                   --            1,000         --
  Net transfers..........     822,347           290,877            842,138      425,017       4,061,985
  Surrenders.............      (9,033)          (30,658)           (45,296)      (3,307)       (284,657)
  Net loan activity......      (5,472)           43,121            (11,744)      (5,648)        (36,310)
  Cost of insurance......      (3,509)           (5,318)           (12,723)      (1,403)        (71,377)
                           ------------        --------         -----------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     805,333           298,022            772,375      415,659       3,669,641
                           ------------        --------         -----------   -----------   ------------
  Total increase
   (decrease) in net
   assets................     881,714           364,905          1,237,345      449,926       6,254,308
NET ASSETS:
  Beginning of period....      --               597,953          1,061,582       --           7,312,570
                           ------------        --------         -----------   -----------   ------------
  End of period..........    $881,714          $962,858         $2,298,927     $449,926     $13,566,878
                           ------------        --------         -----------   -----------   ------------
                           ------------        --------         -----------   -----------   ------------

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996

                              ASIA
                             PACIFIC     DIVERSIFIED    GLOBAL ASSET
                           GROWTH FUND   INCOME FUND   ALLOCATION FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -----------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  2,103    $   21,970      $   16,598
  Capital gains income...      --            --              10,892
  Net realized gain
   (loss) on security
   transactions..........         139        11,050             (60)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      15,115        65,917         117,195
                           -----------   -----------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      17,357        98,937         144,625
                           -----------   -----------   ---------------
UNIT TRANSACTIONS:
  Purchases..............      --            --             --
  Net transfers..........     292,487     1,527,357       1,263,299
  Surrenders.............      (3,336)      (42,573)        (25,561)
  Net loan activity......         (19)          (30)             (1)
  Cost of insurance......      (1,348)       (5,600)         (5,712)
                           -----------   -----------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     287,784     1,479,154       1,232,025
                           -----------   -----------   ---------------
  Total increase
   (decrease) in net
   assets................     305,141     1,578,091       1,376,650
NET ASSETS:
  Beginning of period....      43,203       106,081         215,494
                           -----------   -----------   ---------------
  End of period..........    $348,344    $1,684,172      $1,592,144
                           -----------   -----------   ---------------
                           -----------   -----------   ---------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                             GLOBAL       GROWTH AND       HIGH          MONEY              NEW
                           GROWTH FUND   INCOME FUND    YIELD FUND    MARKET FUND    OPPORTUNITIES FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                           -----------   ------------   -----------   ------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................  $   23,213    $   190,521    $   58,411    $    208,905       $ --
  Capital gains income...      33,815         86,385        --             --              --
  Net realized gain
   (loss) on security
   transactions..........         515           (249)       12,566         --                (8,438)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     242,512      1,193,437        76,806         --                80,783
                           -----------   ------------   -----------   ------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     300,055      1,470,094       147,783         208,905           72,345
                           -----------   ------------   -----------   ------------   ------------------
UNIT TRANSACTIONS:
  Purchases..............      --              7,606        --          33,859,102            7,159
  Net transfers..........   2,718,060      9,205,818     1,302,945     (28,335,131)       5,351,891
  Surrenders.............     (92,232)      (177,135)      (15,962)        (82,757)        (120,649)
  Net loan activity......      (4,157)       (14,121)         (382)     (1,520,254)          (1,410)
  Cost of insurance......     (12,445)       (46,206)       (7,414)        (45,730)         (26,304)
                           -----------   ------------   -----------   ------------   ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   2,609,226      8,975,962     1,279,187       3,875,230        5,210,687
                           -----------   ------------   -----------   ------------   ------------------
  Total increase
   (decrease) in net
   assets................   2,909,281     10,446,056     1,426,970       4,084,135        5,283,032
NET ASSETS:
  Beginning of period....     538,026      2,506,208       264,828       2,841,282        1,563,216
                           -----------   ------------   -----------   ------------   ------------------
  End of period..........  $3,447,307    $12,952,264    $1,691,798    $  6,925,417       $6,846,248
                           -----------   ------------   -----------   ------------   ------------------
                           -----------   ------------   -----------   ------------   ------------------

--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996

                           U.S. GOVERNMENT AND    UTILITIES
                              HIGH QUALITY       GROWTH AND
                                BOND FUND        INCOME FUND   VOYAGER FUND
                               SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           -------------------   -----------   ------------
OPERATIONS:
  Net investment income
   (loss)................       $ 23,073         $   20,790     $   48,841
  Capital gains income...       --                   --             94,981
  Net realized gain
   (loss) on security
   transactions..........             (7)             2,502         (1,003)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (6,719)            95,368        192,061
                                --------         -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         16,347            118,660        334,880
                                --------         -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............       --                   --              7,606
  Net transfers..........        381,013            662,417      5,629,844
  Surrenders.............         (8,236)           (10,864)      (104,445)
  Net loan activity......        (25,381)            (1,571)          (209)
  Cost of insurance......         (3,228)            (5,397)       (27,501)
                                --------         -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        344,168            644,585      5,505,295
                                --------         -----------   ------------
  Total increase
   (decrease) in net
   assets................        360,515            763,245      5,840,175
NET ASSETS:
  Beginning of period....        237,438            298,337      1,472,395
                                --------         -----------   ------------
  End of period..........       $597,953         $1,061,582     $7,312,570
                                --------         -----------   ------------
                                --------         -----------   ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

               PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE
                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:

    Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within ITT Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    B) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    C) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    D) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of ITT Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1997 and 1996, and the related statutory statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because the differences in accounting practices as described in
Note 1 are material, the statutory financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of three years in the period ended December 31, 1997.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1997 and 1996, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with statutory accounting practices as described in Note 1.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                         STATUTORY STATEMENTS OF INCOME

                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                    ----------------------------------
                                                       1997        1996        1995
                                                    ----------  ----------  ----------
                                                                  ($000)
Revenues
  Premiums and annuity considerations.............  $  296,645  $  250,244  $  165,792
  Annuity and other fund deposits.................   1,981,246   1,897,347   1,087,661
  Net investment income...........................     102,285      98,441      78,787
  Commissions and expense allowances on
   reinsurance ceded..............................     396,921     370,637     183,380
  Reserve adjustment on reinsurance ceded.........   3,672,076   3,864,395   1,879,785
  Other revenues..................................     288,632     161,906     140,796
                                                    ----------  ----------  ----------
    Total Revenues................................   6,737,805   6,642,970   3,536,201
                                                    ----------  ----------  ----------
Benefits and Expenses
  Death and annuity benefits......................      66,013      60,111      53,029
  Surrenders and other benefit payments...........     461,733     276,720     221,392
  Commissions and other expenses..................     564,240     491,720     236,202
  Increase in aggregate reserves for future
   benefits.......................................      33,213      27,351      94,253
  Increase in liability for premium and other
   deposit funds..................................     640,006     207,156     460,124
  Net transfers to Separate Accounts..............   4,914,980   5,492,964   2,414,669
                                                    ----------  ----------  ----------
    Total Benefits and Expenses...................   6,680,185   6,556,022   3,479,669
                                                    ----------  ----------  ----------
Net Gain from Operations Before Federal Income
 Taxes............................................      57,620      86,948      56,532
  Federal income tax (benefit) expense............     (14,878)     19,360      14,048
                                                    ----------  ----------  ----------
Net Gain from Operations..........................      72,498      67,588      42,484
  Net realized capital gains, after tax...........       1,544         407         374
                                                    ----------  ----------  ----------
Net Income........................................  $   74,042  $   67,995  $   42,858
                                                    ----------  ----------  ----------
                                                    ----------  ----------  ----------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATUTORY BALANCE SHEETS

                                                       AS OF DECEMBER 31,
                                                    ------------------------
                                                       1997         1996
                                                    -----------  -----------
                                                             ($000)
Assets
  Bonds...........................................  $ 1,501,311  $ 1,268,480
  Common stocks...................................       64,408       44,996
  Mortgage loans..................................       85,103            0
  Policy loans....................................       36,533       28,853
  Cash and short-term investments.................      309,432      176,830
  Other invested assets...........................       20,942        2,858
                                                    -----------  -----------
    Total cash and invested assets................    2,017,729    1,522,017
                                                    -----------  -----------
  Investment income due and accrued...............       15,878       14,555
  Premium balances receivable.....................          389          373
  Receivables from affiliates.....................        1,269          257
  Other assets....................................       22,788       19,099
  Separate Account assets.........................   23,208,728   14,619,324
                                                    -----------  -----------
    Total Assets..................................  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------
Liabilities
  Aggregate reserves for future benefits..........  $   605,183  $   571,970
  Policy and contract claims......................        5,672        6,806
  Liability for premium and other deposit funds...    1,795,149    1,155,143
  Asset valuation reserve.........................       13,670        7,442
  Payable to affiliates...........................       20,972       10,022
  Other liabilities...............................     (754,393)    (498,195)
  Separate Account liabilities....................   23,208,728   14,619,324
                                                    -----------  -----------
    Total liabilities.............................   24,894,981   15,872,512
                                                    -----------  -----------
Capital and Surplus
  Common stock....................................        2,500        2,500
  Gross paid-in and contributed surplus...........      226,043      226,043
  Unassigned funds................................      143,257       74,570
                                                    -----------  -----------
    Total capital and surplus.....................      371,800      303,113
                                                    -----------  -----------
  Total liabilities, capital and surplus..........  $25,266,781  $16,175,625
                                                    -----------  -----------
                                                    -----------  -----------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
             STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                    FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------
                                                      1997        1996        1995
                                                    ---------   ---------   ---------
                                                                 ($000)

Capital and surplus -- beginning of year            $ 303,113   $ 238,334   $  91,285
                                                    ---------   ---------   ---------
  Net income......................................     74,042      67,995      42,858
  Change in net unrealized capital gains (losses)
   on common stocks and other invested assets.....      2,186      (5,171)      1,709
  Change in asset valuation reserve...............     (6,228)        568      (5,588)
  Change in non-admitted assets...................     (1,313)      1,387      (1,944)
  Aggregate write-ins for surplus (See Note 3)....          0           0       8,080
  Dividends to shareholder........................          0           0     (10,000)
  Paid-in surplus.................................          0           0     111,934
                                                    ---------   ---------   ---------
  Change in capital and surplus...................     68,687      64,779     147,049
                                                    ---------   ---------   ---------
  Capital and surplus -- end of year..............  $ 371,800   $ 303,113   $ 238,334
                                                    ---------   ---------   ---------
                                                    ---------   ---------   ---------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOWS

                                                       FOR THE YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------
                                                       1997          1996          1995
                                                    -----------   -----------   -----------
                                                                    ($000)
Operations
  Premiums, annuity considerations and fund
   deposits.......................................  $ 2,277,874   $ 2,147,627   $ 1,253,511
  Investment income...............................      101,991       106,178        78,328
  Other income....................................    4,381,718     4,396,892     2,253,466
                                                    -----------   -----------   -----------
    Total income..................................    6,761,583     6,650,697     3,585,305
                                                    -----------   -----------   -----------
  Benefits Paid...................................      529,733       338,998       277,965
  Federal income taxes (received) paid on
   operations.....................................      (14,499)       28,857       208,423
  Other expenses..................................    5,754,725     6,254,139     2,664,385
                                                    -----------   -----------   -----------
  Total benefits and expenses.....................    6,269,959     6,621,994     3,150,773
                                                    -----------   -----------   -----------
  Net cash from operations........................      491,624        28,703       434,532
                                                    -----------   -----------   -----------
Proceeds from Investments
  Bonds...........................................      614,413       871,019       287,941
  Common stocks...................................       11,481        72,100            52
  Other...........................................          152            10            28
                                                    -----------   -----------   -----------
    Net investment proceeds.......................      626,046       943,129       288,021
                                                    -----------   -----------   -----------
Taxes Paid on Capital Gains.......................            0           936           226
Paid-In Surplus...................................            0             0       111,934
  Other Cash Provided.............................            0        41,998        28,199
                                                    -----------   -----------   -----------
    Total Proceeds................................    1,117,670     1,012,894       862,460
                                                    -----------   -----------   -----------
Cost of Investments Acquired
  Bonds...........................................      848,267       914,523       720,521
  Common stocks...................................       28,302        82,495        35,794
  Mortgage loans..................................       85,103             0             0
  Miscellaneous applications......................       18,548           130         2,146
                                                    -----------   -----------   -----------
    Total Investments Acquired....................      980,220       997,148       758,461
                                                    -----------   -----------   -----------
Other Cash Applied
  Dividends paid to stockholders..................            0             0        10,000
  Other...........................................        4,848        12,220         5,007
                                                    -----------   -----------   -----------
    Total other cash applied......................        4,848        12,220        15,007
                                                    -----------   -----------   -----------
      Total applications..........................      985,068     1,009,368       773,468
                                                    -----------   -----------   -----------
Net Change in Cash and Short-Term Investments.....      132,602         3,526        88,992
  Cash and Short-Term Investments, Beginning of
   Year...........................................      176,830       173,304        84,312
                                                    -----------   -----------   -----------
  Cash and Short-Term Investments, End of Year....  $   309,432   $   176,830   $   173,304
                                                    -----------   -----------   -----------
                                                    -----------   -----------   -----------

    The accompanying notes are an integral part of these statutory financial statements.

--------------------------------------------------------------------------------

                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                               DECEMBER 31, 1997
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates are for determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

--------------------------------------------------------------------------------

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, 1997, 1996 and 1995, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Net Income...............  $     58,050   $   41,202   $   38,821
Amortization and
 deferral of policy
 acquisition costs............      (345,658)    (341,572)    (174,341)
Change in unearned revenue
 reserve......................         4,641       55,504       32,300
Deferred taxes................        47,113        2,090        2,801
Separate accounts.............       282,818      306,978      146,635
Other, net....................        27,078        3,793       (3,358)
                                ------------   ----------   ----------
Statutory Net Income..........  $     74,042   $   67,995   $   42,858
                                ------------   ----------   ----------
                                ------------   ----------   ----------

                                    1997          1996         1995
                                ------------   ----------   ----------
GAAP Capital and
 Surplus......................  $    570,469   $  503,887   $  455,541
Deferred policy acquisition
 costs........................    (1,283,771)    (938,114)    (596,542)
Unearned revenue reserve......       134,789      130,148       74,644
Deferred taxes................        64,522       12,823        1,493
Separate accounts.............       923,040      640,101      333,123
Asset valuation reserve.......       (13,670)      (7,442)      (8,010)
Unrealized gains (losses) on
 bonds........................        13,943        5,112       (1,696)
Adjustment relating to Lyndon
 contribution (see Note 3)....       (41,277)     (41,277)     (41,277)
Other, net....................         3,755       (2,125)      21,058
                                ------------   ----------   ----------
Statutory Capital and
 Surplus......................  $    371,800   $  303,113   $  238,334
                                ------------   ----------   ----------
                                ------------   ----------   ----------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Statements of Income.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased by $6,228 in 1997, decreased by $568 in 1996 and increased by $5,588 in 1995. Additionally, the Interest Maintenance Reserve

--------------------------------------------------------------------------------

("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital losses reclassified from the IMR was $719 in 1997 and the amount of net capital gains reclassified was $1,413 and $39 in 1996 and 1995, respectively. The amount of income amortized was $85, $392 and $256 in 1997, 1996 and 1995, respectively.

OTHER LIABILITIES
    The amount reflected in other liabilities includes a receivable from the separate accounts of $923 million and $640 million as of December 31, 1997 and 1996, respectively. The balances are classified in accordance with NAIC accounting practices.

MORTGAGE LOANS
    Mortgage loans, carried at cost, which approximates fair value, include investments in assets backed by mortgage loan pools.

 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                  1997     1996      1995
                                --------  -------  --------
Interest income from bonds and
 short-term investments.......  $100,475  $89,940  $ 76,100
Interest income from policy
 loans........................     1,958    1,846     1,504
Interest and dividends from
 other investments............     1,005    7,864     2,288
                                --------  -------  --------
Gross investment income.......   103,438   99,650    79,892
Less: investment expenses.....     1,153    1,209     1,105
                                --------  -------  --------
Net investment income.........  $102,285  $98,441  $ 78,787
                                --------  -------  --------
                                --------  -------  --------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                        1997     1996      1995
                                      --------  -------  --------
Gross unrealized capital gains at
 end of year........................  $    537  $   713  $  1,724
Gross unrealized capital losses at
 end of year........................    (1,820)  (4,160)        0
                                      --------  -------  --------
Net unrealized capital (losses)
 gains..............................    (1,283)  (3,447)    1,724
Balance at beginning of year........    (3,447)   1,724        15
                                      --------  -------  --------
Change in net unrealized capital
 gains (losses) on common stocks....  $  2,164  $(5,171) $  1,709
                                      --------  -------  --------
                                      --------  -------  --------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                       1997      1996       1995
                                      -------  --------   --------
Gross unrealized capital gains at
 end of year........................  $23,357  $ 11,821   $ 22,251
Gross unrealized capital losses at
 end of year........................   (1,906)   (3,842)    (1,374)
                                      -------  --------   --------
Net unrealized capital gains........   21,451     7,979     20,877
Balance at beginning of year........    7,979    20,877     33,732
                                      -------  --------   --------
Change in net unrealized capital
 gains (losses) on bonds and
 short-term investments.............  $13,472  $(12,898)  $ 54,609
                                      -------  --------   --------
                                      -------  --------   --------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS

                                            1997      1996     1995
                                           -------   -------  ------
Bonds and short-term investments.........  $  (120)  $ 2,756  $   56
Common stocks............................        0         0      52
Real estate and other....................      114         0       0
                                           -------   -------  ------
Realized capital (losses) gains..........       (6)    2,756     208
Capital gains (benefit) tax..............     (831)      936    (205)
                                           -------   -------  ------
Net realized capital gains, after tax....      825     1,820     413
Less: IMR capital (losses) gains.........     (719)    1,413      39
                                           -------   -------  ------
Net realized capital gains...............  $ 1,544   $   407  $  374
                                           -------   -------  ------
                                           -------   -------  ------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1997 and 1996.

(F) CONCENTRATION OF CREDIT RISK

    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    11,114     $    55      $   (51)   $    11,118
  Guaranteed and sponsored -- asset-backed...       55,506       1,056         (269)        56,293
States, municipalities and political
 subdivisions................................       26,404         329            0         26,733
International governments....................        7,609         500            0          8,109
Public utilities.............................       73,024         754         (132)        73,646
All other corporate..........................      517,715      14,110         (704)       531,121
All other corporate -- asset-backed..........      630,069       5,005         (739)       634,335
Short-term investments.......................      277,330          33           (8)       277,355
Certificates of deposit......................       93,770       1,515           (3)        95,282
Parents, subsidiaries and affiliates.........       86,100           0            0         86,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,778,641     $23,357      $(1,906)   $ 1,800,092
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    30,307     $   537      $     0    $    30,844
Common stock -- affiliated...................       35,384           0       (1,820)        33,564
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    65,691     $   537      $(1,820)   $    64,408
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                AMORTIZED    UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
U.S. government and government agencies and
 authorities:
  Guaranteed and sponsored...................  $    58,761     $     6      $  (195)   $    58,572
  Guaranteed and sponsored -- asset-backed...       78,237       1,477         (609)        79,105
States, municipalities and political
 subdivisions................................       25,958         163           (2)        26,119
International governments....................        7,447         205            0          7,652
Public utilities.............................       70,116         396         (424)        70,088
All other corporate..........................      410,530       6,357       (1,355)       415,532
All other corporate -- asset-backed..........      485,953       2,654       (1,081)       487,526
Short-term investments.......................      148,094           0          (66)       148,028
Certificates of deposit......................       83,378         563         (110)        83,831
Parents, subsidiaries and affiliates.........       48,100           0            0         48,100
                                               -----------   ----------   ----------   -----------
Total bonds and short-term investments.......  $ 1,416,574     $11,821      $(3,842)   $ 1,424,553
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

                                                               GROSS        GROSS
                                                             UNREALIZED   UNREALIZED      FAIR
1997                                              COST         GAINS        LOSSES        VALUE
---------------------------------------------  -----------   ----------   ----------   -----------
Common stock -- unaffiliated.................  $    13,064     $   713      $     0    $    13,777
Common stock -- affiliated...................       35,379           0       (4,160)        31,219
                                               -----------   ----------   ----------   -----------
Total common stocks..........................  $    48,443     $   713      $(4,160)   $    44,996
                                               -----------   ----------   ----------   -----------
                                               -----------   ----------   ----------   -----------

    The amortized cost and estimated fair value of bonds and short-term investments at December 31, 1997 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

--------------------------------------------------------------------------------

over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.

                                               AMORTIZED    ESTIMATED
MATURITY                                          COST     FAIR VALUE
---------------------------------------------  ----------  -----------
Due in one year or less......................  $  424,518  $   696,203
Due after one year through five years........     586,980      708,365
Due after five years through ten years.......     451,963      295,896
Due after ten years..........................     315,180       99,628
                                               ----------  -----------
  Total......................................  $1,778,641  $ 1,800,092
                                               ----------  -----------
                                               ----------  -----------

    Proceeds from sales of investments in bonds and short-term investments during 1997, 1996 and 1995 were $367,626, $668,078 and $313,961, respectively, resulting in gross realized gains of $964, $3,675 and $1,419, respectively, and gross realized losses of $1,084, $919 and $1,263, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS

    BALANCE SHEET ITEMS (IN MILLIONS):

                                                      1997                 1996
                                               ------------------   ------------------
                                               CARRYING    FAIR     CARRYING    FAIR
                                                AMOUNT     VALUE     AMOUNT     VALUE
                                               --------   -------   --------   -------
ASSETS
  Bonds and short-term investments...........   $1,778    $ 1,800    $1,417    $ 1,425
  Common stocks..............................       64         64        45         45
  Policy loans...............................       37         37        29         29
  Mortgage loans.............................       85         85         0          0
  Other invested assets......................       21         21         3          3
LIABILITIES
  Liabilities on investment contracts........   $1,911    $ 1,835    $1,245    $ 1,191

    The carrying amounts for policy loans approximates fair value. The fair value of liabilities on investment contracts are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

 3. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its subsidiaries, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.

    For additional information, see Note 5.

 4. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes (received) paid by the Company were $(14,499), $29,792 and $215,921 in 1997, 1996 and 1995, respectively. The effective tax rate was (26)%, 22% and 25% in 1997, 1996 and 1995, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions).

                                               1997    1996    1995
                                               -----   -----   -----
Tax provision at U.S. Federal statutory
 rate........................................  $  20   $  30   $  20
Tax deferred acquisition costs...............     25      27       8
Statutory to tax reserve differences.........      1       0       3
Unrealized gain on separate accounts.........    (44)    (21)    (13)
Investments and other........................    (17)    (17)     (4)
                                               -----   -----   -----
Federal income tax (benefit) expense.........  $ (15)  $  19   $  14
                                               -----   -----   -----
                                               -----   -----   -----

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1997 or 1996. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which

--------------------------------------------------------------------------------

exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.

 6. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $265, $358, and $1,034 in 1997, 1996 and 1995, respectively. Liabilities for the plan are held by The Hartford.

    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1997, 1996 and 1995.

    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1997, 1996 and 1995.

    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1997, 1996 and 1995.

 7. REINSURANCE:

    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.

    Life insurance net retained premiums were comprised of the following:

                                      1997      1996      1995
                                    --------  --------  --------
Direct premiums...................  $266,427  $226,612  $159,918
Premiums assumed..................    51,630    33,817    13,299
Premiums ceded....................   (21,412)  (10,185)   (7,425)
                                    --------  --------  --------
Premiums and annuity
 considerations...................  $296,645  $250,244  $165,792
                                    --------  --------  --------
                                    --------  --------  --------

    The Company cedes to RGA Reinsurance Company, on a modified coinsurance basis, 80% of the variable annuity business written since 1994.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $23.2 billion and $14.6 billion at December 31, 1997 and 1996, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $252 million, $144 million and $72 million in 1997, 1996 and 1995, respectively, and are recorded as a component of other revenues on the Statutory Statements of Income.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1997 and 1996, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.

    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,544, $1,262 and $1,684 in 1997, 1996 and 1995,
respectively. ILA incurred guaranteed fund expense of $548 in 1997 and 1996 and $0 in 1995.

                                   PART II

                      CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:

      The facing sheet.


      The prospectus consisting of 87 pages.


      The undertaking to file reports.

      The Rule 484 undertaking.

      The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.

      (A1) Resolution of Board of Directors of ITT Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

      (A2)  Not Applicable.

      (A3a) Principal Underwriting Agreement. (2)

      (A3b) Forms of Selling Agreements. (2)

      (A4)  Not Applicable.

      (A5)  Form of Modified Single Premium Variable Life Insurance Policy. (1)

      (A6a) Certificate of Incorporation of Hartford.

      (A6b) Bylaws of Hartford. (2)

      (A7)  Not Applicable.

      (A8)  Not Applicable.

--------

    (1) Incorporated by reference to Post Effective Amendment No. 2, to the Registration Statement File No. 33-83652 dated May 1, 1995.

    (2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-83652, dated May 1, 1996.

      (A9)  Not Applicable.

      (A10) Form of Application for Modified Single Premium Variable Life Insurance Policies. (1)

      (A11) Memorandum describing transfer and redemption procedures. (1)

(2) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1 (b) or (c) of Part I.

(4)   Not Applicable.

(5)   Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)   Consent of Arthur Andersen LLP, Independent Public Accountant.

(7)   Power of Attorney.

(8)   Not Applicable.

                   REPRESENTATION OF REASONABLENESS OF FEES

Hartford Life and Annuity Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                         UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

         UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6e-3(T)

1. Separate Account Five meets the definition of "Separate Account" under Rule 6e-3(T).

2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support any representation as to the reasonableness of fees.

                        UNDERTAKING ON INDEMNIFICATION

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat.
Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under
Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements pursuant to Rule 485(b) under the Securities Act of 1933 for effectiveness of this Registration Statement and duly caused this Registration Statement to be signed by the following persons in the capacities and on the dates indicated.

                       HARTFORD LIFE AND ANNUITY INSURANCE
                       COMPANY - PUTNAM CAPITAL MANAGER TRUST
                       SEPARATE ACCOUNT FIVE (Registrant)


                       By:  /s/ Gregory A. Boyko
                            ---------------------------------------------
                           Gregory A. Boyko, Senior Vice President, Chief Financial Officer and Treasurer, Director

                       HARTFORD LIFE AND ANNUITY INSURANCE
                            COMPANY (Depositor)


                       By:   /s/ Gregory A. Boyko
                             --------------------------------------------
                             Gregory A. Boyko, Senior Vice President, Chief Financial Officer and Treasurer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Gregory A. Boyko, Senior Vice
    President, Chief Financial Officer and
    Treasurer, Director *
Lynda Godkin, Senior Vice President
    General Counsel and Corporate
    Secretary, Director*
Thomas M. Marra, Executive Vice           *By:   /s/ Lynda Godkin
   President and Director ,Individual            -------------------------------
   Life and Annuity Division, Director *         Lynda Godkin
Lowndes A. Smith, President and                  Attorney-In-Fact
   Chief Executive Officer,
   Director *                             Dated:   April 13, 1998
David M. Znamierowski, Senior                    -------------------------------
    Vice President, Director*

                                  EXHIBIT INDEX

(1) (A6a)   Charter of Hartford.

(2) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(5)         Opinion and Consent of Michael Winterfield, FSA, MAAA.

(6)         Consent of Arthur Andersen LLP, Independent Public Accountants.

(7)         Copy of Power of Attorney.